UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Bond Fund of America®
Investment portfolio
September 30, 2015
unaudited
Bonds, notes & other debt instruments 98.98% U.S. Treasury bonds & notes 33.15% U.S. Treasury 23.18%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2015	$23,000	$23,051
U.S. Treasury 7.50% 2016	45,000	48,575
U.S. Treasury 0.75% 2017[1]	48,646	48,786
U.S. Treasury 8.75% 2017	25,000	28,312
U.S. Treasury 1.25% 2018	244,450	246,550
U.S. Treasury 1.25% 2018	23,725	23,918
U.S. Treasury 1.375% 2018[1]	115,525	117,109
U.S. Treasury 1.50% 2018	92,050	93,629
U.S. Treasury 1.00% 2019	34,925	34,757
U.S. Treasury 1.50% 2019	80,900	82,126
U.S. Treasury 1.50% 2019	10,000	10,112
U.S. Treasury 1.50% 2019	500	505
U.S. Treasury 1.625% 2019	612,025	622,613
U.S. Treasury 1.625% 2019	270,000	274,104
U.S. Treasury 1.625% 2019	243,150	247,357
U.S. Treasury 3.625% 2019[1]	78,000	85,212
U.S. Treasury 1.125% 2020	115,100	114,201
U.S. Treasury 1.25% 2020	276,275	275,767
U.S. Treasury 1.25% 2020	236,575	236,372
U.S. Treasury 1.375% 2020	122,250	122,398
U.S. Treasury 1.375% 2020	99,773	99,781
U.S. Treasury 1.375% 2020	74,750	74,902
U.S. Treasury 1.375% 2020	2,300	2,311
U.S. Treasury 1.50% 2020	263,425	265,783
U.S. Treasury 1.625% 2020	224,500	227,279
U.S. Treasury 3.50% 2020	31,850	34,925
U.S. Treasury 2.00% 2021	18,000	18,402
U.S. Treasury 2.125% 2021	205,000	210,621
U.S. Treasury 2.25% 2021	309,300	321,214
U.S. Treasury 2.25% 2021	90,550	93,953
U.S. Treasury 2.25% 2021	44,150	45,840
U.S. Treasury 8.00% 2021	500	686
U.S. Treasury 1.625% 2022	25,768	25,529
U.S. Treasury 1.625% 2022	23,828	23,639
U.S. Treasury 1.75% 2022	119,500	119,519
U.S. Treasury 1.875% 2022	4,750	4,797
U.S. Treasury 1.875% 2022	4,672	4,714
U.S. Treasury 2.125% 2022	85,340	87,597
U.S. Treasury 1.75% 2023	41,975	41,642
U.S. Treasury 2.00% 2023	18,279	18,530
U.S. Treasury 2.75% 2023	10,250	10,918
U.S. Treasury 2.25% 2024	45,430	46,312
U.S. Treasury 2.00% 2025	267,000	266,087
U.S. Treasury 2.00% 2025	150,222	149,529
U.S. Treasury 2.125% 2025	357,561	359,960
U.S. Treasury 6.875% 2025	77,500	111,333
The Bond Fund of America — Page 1 of 44

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.50% 2036	$84,207	$110,508
U.S. Treasury 2.75% 2042	21,250	20,749
U.S. Treasury 2.75% 2042	4,300	4,193
U.S. Treasury 2.875% 2043	118,300	118,060
U.S. Treasury 3.625% 2043	80,225	92,453
U.S. Treasury 3.625% 2044	9,750	11,225
U.S. Treasury 2.50% 2045	131,967	121,647
U.S. Treasury 2.875% 2045	309,275	309,464
U.S. Treasury 3.00% 2045	363,794	372,747
		6,562,303
U.S. Treasury inflation-protected securities 9.93%
U.S. Treasury Inflation-Protected Security 0.135% 2016[2]	85,847	85,016
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	24,048	23,986
U.S. Treasury Inflation-Protected Security 2.954% 2016[2]	103,580	105,315
U.S. Treasury Inflation-Protected Security 2.375% 2017[2]	23,668	24,314
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	825,369	821,243
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	17,871	17,462
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	34,264	33,111
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	13,587	13,383
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	162,774	155,704
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	161,451	161,034
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	267,914	257,365
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	534,760	522,101
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	23,447	26,361
U.S. Treasury Inflation-Protected Security 1.99% 2028[2]	4,785	5,304
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	69,707	61,337
U.S. Treasury Inflation-Protected Security 0.649% 2043[2]	78,605	66,562
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	213,412	217,582
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	245,995	214,438
		2,811,618
Federal agency bonds & notes 0.04%
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,199
Total U.S. Treasury bonds & notes		9,384,120
Corporate bonds & notes 27.74% Financials 7.91%
ACE INA Holdings Inc. 2.60% 2015	19,990	20,041
ACE INA Holdings Inc. 3.15% 2025	4,360	4,259
Alexandria Real Estate Equities, Inc. 2.75% 2020	1,815	1,814
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,250	4,242
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	756
Allianz SE, 5.625% 2042	€1,200	1,539
Allianz SE, 4.75% (undated)	800	928
American Campus Communities, Inc. 3.35% 2020	$10,775	10,917
American Campus Communities, Inc. 3.75% 2023	17,460	17,285
American Campus Communities, Inc. 4.125% 2024	8,810	8,876
American Express Co. 6.15% 2017	150	163
American Express Co. 1.55% 2018	15,500	15,423
American Express Credit Co. 1.55% 2017	5,090	5,101
American International Group, Inc. 2.30% 2019	5,825	5,877
American International Group, Inc. 4.125% 2024	3,280	3,459
American International Group, Inc. 3.75% 2025	10,625	10,816
The Bond Fund of America — Page 2 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American International Group, Inc. 4.50% 2044	$2,510	$2,476
American Tower Corp. 3.40% 2019	18,075	18,622
American Tower Corp. 5.90% 2021	2,000	2,267
Assicurazioni Generali SPA 7.75% 2042	€3,500	4,605
Assicurazioni Generali SPA 10.125% 2042	4,200	6,085
AvalonBay Communities, Inc. 3.625% 2020	$8,465	8,869
AXA SA 8.60% 2030	6,715	9,145
AXA SA, Series B, junior subordinated 6.379% (undated)[3]	5,065	5,423
Bank of America Corp., Series L, 3.625% 2016	9,700	9,829
Bank of America Corp. 3.75% 2016	10,980	11,201
Bank of America Corp. 1.25% 2017	13,000	13,011
Bank of America Corp. 2.60% 2019	9,300	9,408
Bank of America Corp., Series L, 2.65% 2019	24,300	24,596
Bank of America Corp. 5.625% 2020	10,500	11,856
Bank of America Corp. 3.875% 2025	65,520	66,573
Bank of America Corp., Series L, 3.95% 2025	3,685	3,593
Bank of America Corp., Series AA, 6.10% (undated)	2,250	2,191
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,095
Bank of Tokyo-Mitsubishi, Ltd., 2.75% 2020[3]	19,500	19,769
Barclays Bank PLC 6.00% 2021	€6,800	8,985
Barclays Bank PLC 10.179% 2021[3]	$14,225	18,668
Barclays Bank PLC 3.65% 2025	29,755	28,460
Barclays Bank PLC 5.25% 2045	10,000	10,117
BB&T Corp. 1.00% 2017	13,000	12,961
BB&T Corp. 2.45% 2020	21,980	22,203
BBVA Bancomer SA 6.50% 2021[3]	1,000	1,072
Berkshire Hathaway Finance Corp. 4.30% 2043	1,000	966
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,188
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,304
BNP Paribas 3.60% 2016	14,000	14,153
BNP Paribas 4.375% 2025[3]	26,500	25,899
BPCE SA group 5.70% 2023[3]	22,130	23,384
BPCE SA group 5.15% 2024[3]	9,845	10,028
BPCE SA group 4.50% 2025[3]	8,845	8,531
Brandywine Operating Partnership, LP 5.70% 2017	25	26
Brandywine Operating Partnership, LP 3.95% 2023	100	99
Charles Schwab Corp, 2.20% 2018	1,390	1,411
CIT Group Inc. 3.875% 2019	2,100	2,093
Citigroup Inc. 4.587% 2015	13,200	13,299
Citigroup Inc. 3.953% 2016	8,300	8,482
Citigroup Inc. 1.70% 2018	14,750	14,683
Citigroup Inc. 2.15% 2018	19,500	19,612
Citigroup Inc. 2.55% 2019	15,080	15,231
Citigroup Inc. 8.50% 2019	5,695	6,882
Citigroup Inc. 2.40% 2020	14,880	14,824
Citigroup Inc. 4.65% 2045	2,900	2,902
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	5,300	5,232
CME Group Inc. 5.30% 2043	13,208	14,992
CNA Financial Corp. 7.35% 2019	2,770	3,286
CNA Financial Corp. 3.95% 2024	6,705	6,764
Communications Sales & Leasing, Inc. 6.00% 2023[3]	700	625
Communications Sales & Leasing, Inc. 8.25% 2023	700	602
Communications Sales & Leasing, Inc., Term Loan B, 5.00% 2022[4,5,6]	848	796
Corporate Office Properties LP 5.25% 2024	936	968
The Bond Fund of America — Page 3 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Corporate Office Properties LP 5.00% 2025	$6,320	$6,351
Corporate Office Properties Trust 3.60% 2023	2,834	2,664
Credit Agricole SA 4.375% 2025[3]	15,695	15,181
Credit Suisse Group AG 3.80% 2022[3]	42,200	42,303
Crescent Resources 10.25% 2017[3]	1,425	1,462
DCT Industrial Trust Inc. 4.50% 2023	10,030	10,389
DDR Corp. 3.625% 2025	1,240	1,185
Developers Diversified Realty Corp. 9.625% 2016	14,941	15,470
Developers Diversified Realty Corp. 7.50% 2017	16,896	18,292
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,297
Developers Diversified Realty Corp. 7.875% 2020	7,732	9,456
Discover Financial Services 2.00% 2018	5,200	5,173
Discover Financial Services 4.20% 2023	12,283	12,673
Eole Finance SPC, 2.341% 2024[3,6]	1,745	1,735
EPR Properties 4.50% 2025	8,650	8,314
ERP Operating LP 7.125% 2017	595	655
ERP Operating LP 4.50% 2044	3,900	3,947
ERP Operating LP 4.50% 2045	5,835	5,915
Essex Portfolio L.P. 3.625% 2022	4,370	4,430
Essex Portfolio L.P. 3.25% 2023	4,935	4,826
Essex Portfolio L.P. 3.875% 2024	10,710	10,774
Essex Portfolio L.P. 3.50% 2025	6,315	6,148
Franklin Resources, Inc. 1.375% 2017	2,700	2,705
Franklin Resources, Inc. 2.80% 2022	1,300	1,297
Goldman Sachs Group, Inc. 3.625% 2016	27,625	27,891
Goldman Sachs Group, Inc. 1.137% 2017[4]	8,000	8,015
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,364
Goldman Sachs Group, Inc. 0.452% 2020[4]	18,845	18,868
Goldman Sachs Group, Inc. 2.60% 2020	11,060	11,088
Goldman Sachs Group, Inc. 2.75% 2020	18,570	18,679
Goldman Sachs Group, Inc. 5.25% 2021	3,300	3,683
Goldman Sachs Group, Inc. 3.85% 2024	15,280	15,599
Goldman Sachs Group, Inc. 4.00% 2024	5,000	5,154
Goldman Sachs Group, Inc. 3.50% 2025	41,751	41,173
Goldman Sachs Group, Inc. 3.75% 2025	6,132	6,166
Goldman Sachs Group, Inc. 5.15% 2045	1,200	1,183
Goodman Funding Pty Ltd. 6.375% 2020[3]	7,425	8,623
Goodman Funding Pty Ltd. 6.00% 2022[3]	12,500	14,016
HBOS PLC 6.75% 2018[3]	19,610	21,664
Hospitality Properties Trust 6.30% 2016	28,918	29,172
Hospitality Properties Trust 6.70% 2018	28,250	30,333
Hospitality Properties Trust 5.00% 2022	10,800	11,447
Hospitality Properties Trust 4.50% 2023	11,265	11,266
Hospitality Properties Trust 4.50% 2025	2,280	2,239
HSBC Bank PLC 1.50% 2018[3]	12,650	12,586
HSBC Holdings PLC 4.125% 2020[3]	9,453	10,251
HSBC Holdings PLC 4.00% 2022	6,895	7,249
HSBC Holdings PLC 4.25% 2025	15,000	14,817
HSBK (Europe) BV 7.25% 2021[3]	3,710	3,773
Icahn Enterprises Finance Corp. 3.50% 2017	3,850	3,872
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,771
Intesa Sanpaolo SpA 5.017% 2024[3]	24,060	23,793
iStar Financial Inc. 4.00% 2017	1,675	1,616
iStar Financial Inc., Series B, 9.00% 2017	5,500	5,796
The Bond Fund of America — Page 4 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 1.35% 2017	$13,000	$13,020
JPMorgan Chase & Co. 1.625% 2018	5,680	5,647
JPMorgan Chase & Co. 2.25% 2020	30,645	30,411
Keybank National Association 2.50% 2019	13,500	13,678
Kimco Realty Corp., Series C, 5.783% 2016	9,000	9,185
Kimco Realty Corp. 5.70% 2017	15,450	16,434
Kimco Realty Corp. 4.30% 2018	10,000	10,513
Kimco Realty Corp. 6.875% 2019	4,000	4,680
Leucadia National Corp. 5.50% 2023	4,695	4,738
Liberty Mutual Group Inc. 6.70% 2016[3]	6,250	6,548
Lloyds Banking Group PLC 6.50% 2020[3]	4,400	5,081
Lloyds Banking Group PLC 4.50% 2024	20,200	20,427
Lloyds Banking Group PLC 3.50% 2025	3,300	3,276
Merrill Lynch & Co., Inc. 4.625% 2018	€6,280	7,722
MetLife Global Funding I 2.30% 2019[3]	$12,815	12,989
MetLife Global Funding I 2.00% 2020[3]	14,815	14,739
Metlife, Inc. 3.60% 2024	6,190	6,314
MetLife, Inc. 5.25% 2049	23,400	23,283
Morgan Stanley 3.80% 2016	3,850	3,913
Morgan Stanley 2.125% 2018	3,370	3,391
Morgan Stanley 2.80% 2020	22,875	23,055
Morgan Stanley 4.00% 2025	44,774	45,834
New York Life Global Funding 2.10% 2019[3]	17,000	17,171
New York Life Global Funding 1.95% 2020[3]	2,190	2,181
NN Group NV, 4.50% (undated)	€9,850	10,316
Nordea Bank AB 2.50% 2020[3]	$28,725	28,991
Nordea Bank AB 4.875% 2021[3]	7,825	8,430
Northern Trust Corp. 5.85% 2017[3]	1,050	1,146
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,658
PNC Bank 2.40% 2019	24,225	24,455
PNC Bank 2.30% 2020	12,500	12,429
PNC Bank 2.60% 2020	1,775	1,800
PNC Bank 3.25% 2025	2,500	2,477
PNC Financial Services Group, Inc. 2.854% 2022	18,930	18,890
PNC Financial Services Group, Inc. 3.90% 2024	2,350	2,382
PNC Funding Corp. 3.30% 2022	8,000	8,246
PNC Preferred Funding Trust I, junior subordinated 1.987% (undated)[3,4]	6,000	5,535
Prologis, Inc. 2.75% 2019	6,000	6,118
Prologis, Inc. 3.35% 2021	15,250	15,477
Prologis, Inc. 4.25% 2023	6,390	6,632
Prudential Financial, Inc. 3.50% 2024	8,000	8,061
Prudential Financial, Inc. 4.60% 2044	2,900	2,938
QBE Insurance Group Ltd. 2.40% 2018[3]	18,590	18,739
Rabobank Nederland 2.25% 2019	13,000	13,134
Rabobank Nederland 4.625% 2023	11,935	12,356
Rabobank Nederland 3.375% 2025	16,150	15,884
Rabobank Nederland 4.375% 2025	23,725	23,799
Realogy Corp. 4.50% 2019[3]	3,750	3,764
Realogy Corp. 5.25% 2021[3]	1,025	1,037
Realogy Corp., LOC, 4.40% 2016[4,5,6]	13	13
Regions Financial Corp. 2.00% 2018	5,850	5,849
Royal Bank of Scotland PLC 5.625% 2020	3,325	3,784
RSA Insurance Group PLC 9.375% 2039	£5,140	9,115
Scentre Group 2.375% 2019[3]	$3,770	3,769
The Bond Fund of America — Page 5 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Scentre Group 2.375% 2021[3]	$11,410	$11,042
Scentre Group 3.25% 2025[3]	9,825	9,472
Scentre Group 3.50% 2025[3]	19,000	18,764
Select Income REIT 4.15% 2022	14,710	14,519
Select Income REIT 4.50% 2025	3,295	3,176
Simon Property Group, LP 10.35% 2019	8,995	11,316
Skandinaviska Enskilda 2.45% 2020[3]	5,950	6,041
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,148
Svenska Handelsbanken AB 2.25% 2019	11,100	11,265
Swiss RE Treasury 2.875% 2022[3]	4,025	3,929
Travelers Property Casualty Corp. 4.30% 2045	1,500	1,506
UBS Group AG 2.95% 2020[3]	13,500	13,542
UBS Group AG 4.125% 2025[3]	27,675	27,598
UDR, Inc. 3.70% 2020	1,430	1,497
UDR, Inc. 4.00% 2025	11,430	11,634
Unum Group 7.125% 2016	10,100	10,651
Unum Group 5.625% 2020	345	389
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,224	1,231
US Bancorp., Series T, 1.65% 2017	13,000	13,114
VEB Finance Ltd. 6.902% 2020[3]	9,100	9,181
VEB Finance Ltd. 6.80% 2025[3]	500	476
WEA Finance LLC 2.70% 2019[3]	15,940	15,880
WEA Finance LLC 3.25% 2020[3]	45,890	46,388
WEA Finance LLC 3.75% 2024[3]	27,760	27,388
Wells Fargo & Co. 3.676% 2016	14,000	14,295
Wells Fargo & Co. 2.60% 2020	29,000	29,314
Wells Fargo & Co. 3.55% 2025	46,410	46,525
Westpac Banking Corp. 3.00% 2015	14,400	14,469
		2,238,831
Health care 5.40%
21st Century Oncology Holdings Inc. 11.00% 2023[3]	2,920	2,737
AbbVie Inc. 1.80% 2018	6,400	6,387
AbbVie Inc. 2.50% 2020	23,885	23,780
AbbVie Inc. 2.90% 2022	34,595	33,889
AbbVie Inc. 3.20% 2022	3,345	3,329
AbbVie Inc. 3.60% 2025	42,345	41,909
AbbVie Inc. 4.50% 2035	26,430	25,210
AbbVie Inc. 4.40% 2042	4,915	4,511
AbbVie Inc. 4.70% 2045	32,015	31,203
Actavis Funding SCS 2.35% 2018	18,850	18,936
Actavis Funding SCS 3.00% 2020	30,580	30,691
Actavis Funding SCS 3.45% 2022	30,940	30,561
Actavis Funding SCS 3.80% 2025	39,570	38,356
Actavis Funding SCS 4.55% 2035	25,030	23,112
Actavis Funding SCS 4.75% 2045	15,595	14,221
Amgen Inc. 2.125% 2020	7,500	7,411
Amgen Inc. 2.70% 2022	3,270	3,197
Amgen Inc. 3.125% 2025	18,200	17,480
Amgen Inc. 4.40% 2045	6,100	5,626
Baxalta Inc. 4.00% 2025[3]	19,985	20,063
Baxalta Inc. 5.25% 2045[3]	4,785	4,751
Bayer AG 2.375% 2019[3]	12,575	12,746
Bayer AG 3.375% 2024[3]	4,670	4,702
The Bond Fund of America — Page 6 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Baylor Scott & White Holdings 4.185% 2045	$2,000	$1,884
Becton, Dickinson and Co. 1.80% 2017	8,500	8,542
Becton, Dickinson and Co. 2.675% 2019	13,285	13,456
Becton, Dickinson and Co. 3.734% 2024	9,585	9,780
Becton, Dickinson and Co. 4.685% 2044	12,265	12,331
Biogen Inc. 2.90% 2020	5,640	5,691
Biogen Inc. 3.625% 2022	16,135	16,289
Biogen Inc. 4.05% 2025	25,690	26,022
Biogen Inc. 5.20% 2045	33,558	34,009
Boston Scientific Corp. 2.85% 2020	10,015	10,024
Boston Scientific Corp. 6.00% 2020	8,075	9,065
Boston Scientific Corp. 3.375% 2022	18,500	18,512
Boston Scientific Corp. 3.85% 2025	12,000	11,832
Cardinal Health, Inc. 1.90% 2017	5,650	5,695
Cardinal Health, Inc. 1.70% 2018	2,210	2,203
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,247
Celgene Corp 3.55% 2022	9,290	9,446
Celgene Corp. 3.625% 2024	21,300	21,255
Celgene Corp. 3.875% 2025	20,505	20,559
Celgene Corp. 4.625% 2044	4,250	4,050
Celgene Corp. 5.00% 2045	42,025	41,869
Centene Corp. 4.75% 2022	2,050	2,050
ConvaTec Finance International SA 8.25% 2019[3,7]	2,775	2,737
DaVita HealthCare Partners Inc. 5.00% 2025	1,765	1,699
DENTSPLY International Inc. 2.75% 2016	5,620	5,693
Dignity Health 3.125% 2022	4,100	4,122
DJO Finance LLC 10.75% 2020[3]	4,175	4,196
DJO Finco Inc. 8.125% 2021[3]	2,715	2,654
EMD Finance LLC 2.40% 2020[3]	36,060	36,127
EMD Finance LLC 2.95% 2022[3]	22,195	21,965
EMD Finance LLC 3.25% 2025[3]	56,485	54,844
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	10,770	10,689
Express Scripts Inc. 3.125% 2016	15,127	15,301
Express Scripts Inc. 2.65% 2017	5,500	5,592
Gilead Sciences, Inc. 1.85% 2018	7,215	7,269
Gilead Sciences, Inc. 2.55% 2020	11,861	11,944
Gilead Sciences, Inc. 3.25% 2022	6,185	6,246
Gilead Sciences, Inc. 3.70% 2024	8,245	8,449
Gilead Sciences, Inc. 3.50% 2025	8,270	8,342
Gilead Sciences, Inc. 3.65% 2026	25,425	25,544
Gilead Sciences, Inc. 4.80% 2044	1,325	1,337
Gilead Sciences, Inc. 4.50% 2045	2,900	2,801
Gilead Sciences, Inc. 4.75% 2046	19,100	19,238
HCA Inc. 3.75% 2019	1,025	1,024
HCA Inc. 5.00% 2024	5,750	5,779
HCA Inc. 5.375% 2025	4,950	4,925
HealthSouth Corp. 5.75% 2024[3]	425	421
HealthSouth Corp. 5.75% 2025[3]	12,260	11,923
Humana Inc. 3.85% 2024	10,950	11,041
Humana Inc. 4.95% 2044	7,605	7,758
inVentiv Health Inc. 10.00% 2018	5,645	5,363
inVentiv Health Inc. 12.00% 2018[3,7]	9,461	9,280
Kindred Healthcare, Inc. 8.00% 2020[3]	625	664
Kinetic Concepts, Inc. 10.50% 2018	8,815	9,249
The Bond Fund of America — Page 7 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Kinetic Concepts, Inc. 12.50% 2019	$2,060	$2,191
Laboratory Corporation of America Holdings 3.20% 2022	2,055	2,022
Laboratory Corporation of America Holdings 3.60% 2025	11,350	11,014
Laboratory Corporation of America Holdings 4.70% 2045	12,110	11,039
Mallinckrodt PLC 4.875% 2020[3]	1,035	992
Mallinckrodt PLC 5.625% 2023[3]	13,440	12,281
McKesson Corp. 3.25% 2016	1,580	1,594
McKesson Corp. 1.40% 2018	370	367
McKesson Corp. 2.284% 2019	11,850	11,886
McKesson Corp. 3.796% 2024	4,345	4,465
Medtronic, Inc. 2.50% 2020	21,070	21,369
Medtronic, Inc. 3.50% 2025	29,000	29,638
Medtronic, Inc. 4.375% 2035	4,880	4,945
Medtronic, Inc. 4.625% 2045	24,710	25,556
Memorial Sloan-Kettering Cancer Center 4.20% 2055	1,000	922
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,6]	1,804	1,783
Pfizer Inc. 7.20% 2039	3,169	4,347
PRA Holdings, Inc. 9.50% 2023[3]	978	1,083
Quest Diagnostics Inc. 4.70% 2045	470	430
Quintiles Transnational Corp. 4.875% 2023[3]	580	576
Roche Holdings, Inc. 2.25% 2019[3]	30,220	30,702
Roche Holdings, Inc. 2.875% 2021[3]	6,500	6,656
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,5,6,8]	3,528	3,510
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,5,6,8]	2,715	2,701
Rotech Healthcare Inc., Term Loan, 13.00% 2020[4,5,6,7,8]	6,329	6,298
St. Jude Medical, Inc. 2.80% 2020	22,075	22,220
St. Jude Medical, Inc. 3.875% 2025	19,850	20,166
Tenet Healthcare Corp. 6.75% 2023	6,675	6,642
Tenet Healthcare Corp., First Lien, 4.75% 2020	1,035	1,050
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,030	6,377
Thermo Fisher Scientific Inc. 1.30% 2017	14,130	14,127
Thermo Fisher Scientific Inc. 2.40% 2019	6,666	6,708
Thermo Fisher Scientific Inc. 3.30% 2022	2,875	2,888
Thermo Fisher Scientific Inc. 4.15% 2024	12,090	12,548
Thermo Fisher Scientific Inc. 5.30% 2044	2,710	2,863
Trinity Health Corp 4.125% 2045	2,000	1,888
UnitedHealth Group Inc. 0.85% 2015	5,525	5,526
UnitedHealth Group Inc. 6.00% 2017	17,920	19,349
UnitedHealth Group Inc. 1.90% 2018	7,750	7,834
UnitedHealth Group Inc. 2.70% 2020	13,225	13,542
UnitedHealth Group Inc. 3.35% 2022	5,210	5,383
UnitedHealth Group Inc. 3.75% 2025	38,525	39,887
UnitedHealth Group Inc. 4.625% 2035	4,515	4,776
UnitedHealth Group Inc. 4.75% 2045	7,525	7,971
VPI Escrow Corp. 6.75% 2018[3]	2,375	2,421
VPI Escrow Corp. 6.375% 2020[3]	6,480	6,460
VRX Escrow Corp. 6.125% 2025[3]	1,575	1,513
WellPoint, Inc. 2.30% 2018	6,680	6,713
WellPoint, Inc. 2.25% 2019	18,500	18,435
Zimmer Holdings, Inc. 2.00% 2018	4,010	4,018
Zimmer Holdings, Inc. 2.70% 2020	11,340	11,394
Zimmer Holdings, Inc. 3.15% 2022	26,626	26,404
The Bond Fund of America — Page 8 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Zimmer Holdings, Inc. 3.55% 2025	$33,835	$33,212
Zimmer Holdings, Inc. 4.25% 2035	4,150	3,895
		1,529,412
Energy 2.88%
Alpha Natural Resources, Inc. 7.50% 2020[3,9]	2,950	214
Alpha Natural Resources, Inc. 7.50% 2020[3,9]	1,204	87
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,6]	2,300	1,315
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	625	82
American Energy (Permian Basin) 7.125% 2020[3]	600	354
American Energy (Permian Basin) 7.375% 2021[3]	500	292
Anadarko Petroleum Corp. 5.95% 2016	13,500	14,033
Anadarko Petroleum Corp. 8.70% 2019	6,860	8,098
Anadarko Petroleum Corp. 6.45% 2036	685	756
Anadarko Petroleum Corp. 6.20% 2040	635	674
APT Pipelines Ltd. 4.20% 2025[3]	6,100	5,813
BG Energy Capital PLC 2.50% 2015[3]	7,200	7,223
BG Energy Capital PLC 2.875% 2016[3]	8,635	8,781
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[3]	7,500	7,162
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,345
Boardwalk Pipelines, LP 4.95% 2024	5,555	5,157
Bonanza Creek Energy, Inc. 6.75% 2021	625	441
Bonanza Creek Energy, Inc. 5.75% 2023	750	491
Canadian Natural Resources Ltd. 3.45% 2021	6,185	5,920
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,650
Cenovus Energy Inc. 3.00% 2022	19,115	17,460
Cenovus Energy Inc. 3.80% 2023	8,285	7,806
Chesapeake Energy Corp. 4.875% 2022	2,375	1,562
Chesapeake Energy Corp. 5.75% 2023	10,000	6,572
Chevron Corp. 2.355% 2022	7,500	7,262
Chevron Corp. 2.411% 2022	4,360	4,272
Columbia Pipeline Partners LP 2.45% 2018[3]	7,500	7,520
Columbia Pipeline Partners LP 3.30% 2020[3]	1,090	1,094
Columbia Pipeline Partners LP 4.50% 2025[3]	1,360	1,323
Columbia Pipeline Partners LP 5.80% 2045[3]	2,135	2,047
CONSOL Energy Inc. 5.875% 2022	3,400	2,303
Denbury Resources Inc. 4.625% 2023	2,600	1,417
Devon Energy Corp. 2.25% 2018	10,160	10,187
Devon Energy Corp. 3.25% 2022	2,355	2,262
Devon Energy Corp. 5.00% 2045	3,995	3,635
Diamond Offshore Drilling, Inc. 4.875% 2043	35,500	23,381
Ecopetrol SA 5.875% 2023	1,555	1,501
Ecopetrol SA 5.375% 2026	2,695	2,355
Ecopetrol SA 5.875% 2045	4,730	3,595
Enbridge Energy Partners, LP, Series B, 6.50% 2018	20,000	21,754
Enbridge Energy Partners, LP 9.875% 2019	15,755	19,037
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,610
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,176
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,159
Enbridge Inc. 5.60% 2017	17,750	18,570
Enbridge Inc. 4.00% 2023	22,440	21,077
Enbridge Inc. 3.50% 2024	11,975	10,852
Energy Transfer Partners, LP 7.50% 2020	2,875	2,911
Energy Transfer Partners, LP 5.875% 2024	1,300	1,176
The Bond Fund of America — Page 9 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 4.75% 2026	$13,700	$12,635
Energy Transfer Partners, LP 6.125% 2045	26,945	24,010
EnLink Midstream Partners, LP 4.40% 2024	10,930	10,437
EnLink Midstream Partners, LP 4.15% 2025	17,935	16,491
EnLink Midstream Partners, LP 5.05% 2045	2,975	2,531
Ensco PLC 5.20% 2025	5,860	4,469
Ensco PLC 5.75% 2044	2,275	1,579
Enterprise Products Operating LLC 3.90% 2024	790	777
Enterprise Products Operating LLC 3.75% 2025	7,010	6,713
Enterprise Products Operating LLC 3.70% 2026	5,525	5,234
Enterprise Products Operating LLC 4.85% 2044	1,775	1,589
Enterprise Products Operating LLC 4.90% 2046	6,895	6,215
EP Energy Corp. 9.375% 2020	975	843
EP Energy Corp. 6.375% 2023	800	596
Exxon Mobil Corp. 2.397% 2022	11,000	10,964
Gazprom OJSC 6.51% 2022[3]	8,350	8,285
Genesis Energy, LP 6.75% 2022	825	778
Husky Energy Inc. 6.20% 2017	350	374
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,328
Kinder Morgan Energy Partners, LP 6.85% 2020	8,840	9,981
Kinder Morgan Energy Partners, LP 3.50% 2021	955	914
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	4,784
Kinder Morgan Energy Partners, LP 4.15% 2024	5,530	5,026
Kinder Morgan Energy Partners, LP 4.25% 2024	9,700	8,835
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,336
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	1,879
Kinder Morgan Energy Partners, LP 5.40% 2044	6,800	5,492
Kinder Morgan Energy Partners, LP 5.50% 2044	1,100	914
Kinder Morgan, Inc. 3.05% 2019	6,810	6,693
Kinder Morgan, Inc. 4.30% 2025	27,910	25,131
Kinder Morgan, Inc. 5.30% 2034	6,130	5,237
Kinder Morgan, Inc. 5.55% 2045	17,315	14,437
NGL Energy Partners LP 6.875% 2021	800	756
NGPL PipeCo LLC 7.119% 2017[3]	650	621
NGPL PipeCo LLC 9.625% 2019[3]	2,725	2,602
Noble Corp PLC 4.00% 2018	400	379
Noble Corp PLC 5.95% 2025	7,650	5,999
Noble Corp PLC 6.95% 2045	4,155	2,882
Oasis Petroleum Inc. 6.875% 2022	1,625	1,284
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,6]	4,801	1,740
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,6]	2,827	773
PDC Energy Inc. 7.75% 2022	1,250	1,244
Peabody Energy Corp. 6.00% 2018	23,420	6,206
Petrobras Global Finance Co. 6.85% 2115	1,910	1,213
Petrobras International Finance Co. 3.875% 2016	3,085	3,035
Petróleos Mexicanos 4.50% 2026[3]	6,725	6,217
Petróleos Mexicanos 7.47% 2026	MXN200,000	10,944
Petróleos Mexicanos 5.50% 2044	$13,300	10,740
Petróleos Mexicanos 5.50% 2044[3]	8,410	6,791
Petróleos Mexicanos 5.625% 2046[3]	1,150	946
Phillips 66 Partners LP 3.605% 2025	2,570	2,335
Phillips 66 Partners LP 4.68% 2045	205	169
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,6]	14,121	9,108
QGOG Constellation SA 6.25% 2019[3]	2,775	1,235
The Bond Fund of America — Page 10 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,6]	$2,888	$3,100
Ras Laffan Liquefied Natural Gas III 6.332% 2027[6]	1,000	1,160
Rice Energy Inc. 6.25% 2022	775	695
Rice Energy Inc. 7.25% 2023[3]	300	283
Sabine Pass Liquefaction, LLC 5.625% 2021	725	676
Sabine Pass Liquefaction, LLC 5.75% 2024	10,000	8,950
Sabine Pass Liquefaction, LLC 5.625% 2025[3]	2,000	1,767
SandRidge Energy, Inc. 7.50% 2023	1,325	292
Shell International Finance BV 2.00% 2018	8,105	8,207
Shell International Finance BV 2.125% 2020	2,005	2,009
Shell International Finance BV 3.25% 2025	2,900	2,875
SM Energy Co. 5.625% 2025	1,375	1,186
Southwestern Energy Co. 4.95% 2025	33,405	29,783
Targa Resources Corp. 4.125% 2019[3]	1,150	1,038
Targa Resources Partners LP 6.75% 2024[3]	600	574
TC PipeLines, LP 4.375% 2025	18,045	17,363
Teekay Corp. 8.50% 2020	2,210	2,177
Tesoro Logistics LP 5.50% 2019[3]	675	665
Total Capital International 2.10% 2019	13,000	13,150
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,413
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	6,570	6,320
Transocean Inc. 5.55% 2016	2,405	2,384
Transocean Inc. 3.00% 2017	880	799
Transocean Inc. 6.875% 2021	12,570	9,365
Transocean Inc. 4.30% 2022	5,135	3,197
Transportadora de Gas Peru SA 4.25% 2028[3,6]	4,155	3,911
Western Gas Partners LP 2.60% 2018	515	517
Western Gas Partners LP 4.00% 2022	5,370	5,205
Western Gas Partners LP 3.95% 2025	4,415	4,145
Williams Partners LP 5.25% 2020	4,125	4,402
Williams Partners LP 3.60% 2022	7,750	7,146
Williams Partners LP 4.50% 2023	3,975	3,733
Williams Partners LP 4.30% 2024	22,380	20,347
Williams Partners LP 3.90% 2025	4,530	3,910
Williams Partners LP 4.00% 2025	22,855	19,843
Williams Partners LP 5.40% 2044	8,000	6,410
Williams Partners LP 4.90% 2045	1,950	1,458
Williams Partners LP 5.10% 2045	16,500	12,669
Woodside Finance Ltd. 4.60% 2021[3]	9,565	9,960
Woodside Petroleum Ltd. 3.65% 2025[3]	4,700	4,269
WPX Energy Inc. 7.50% 2020	800	736
YPF Sociedad Anónima 8.50% 2025[3]	7,700	6,718
YPF Sociedad Anónima 8.50% 2025	600	523
		813,820
Consumer discretionary 2.69%
Amazon.com, Inc. 3.80% 2024	10,875	11,157
Amazon.com, Inc. 4.95% 2044	5,000	5,130
American Honda Finance Corp. 2.25% 2019	13,500	13,603
American Honda Finance Corp. 2.45% 2020	10,900	10,902
CBS Corp. 1.95% 2017	2,000	2,010
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	13,310	13,224
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	14,540	14,557
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	19,290	19,235
The Bond Fund of America — Page 11 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[3]	$11,875	$12,046
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	8,850	8,946
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	6,175	5,851
Comcast Corp. 3.375% 2025	10,890	10,992
Comcast Corp. 4.65% 2042	3,645	3,759
Comcast Corp. 4.75% 2044	5,700	5,965
Comcast Corp. 4.60% 2045	12,500	12,816
Cumulus Media Holdings Inc. 7.75% 2019	2,445	1,763
DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	6,250	6,257
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	7,250	7,325
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	13,080	12,919
DaimlerChrysler North America Holding Corp. 1.16% 2018[3,4]	7,500	7,476
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	13,450	13,366
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	7,700	7,715
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	6,683	6,489
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	26,250	25,713
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	8,175	7,860
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	16,500	15,984
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,267
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	2,700	2,547
DISH DBS Corp. 4.25% 2018	5,000	4,869
DISH DBS Corp.5.875% 2024	10,000	8,525
Dollar General Corp. 4.125% 2017	938	968
Dollar General Corp. 1.875% 2018	1,817	1,817
Ford Motor Co. 4.75% 2043	2,500	2,355
Ford Motor Credit Co. 1.70% 2016	10,500	10,531
Ford Motor Credit Co. 2.50% 2016	9,000	9,043
Ford Motor Credit Co. 2.145% 2018	11,615	11,582
Ford Motor Credit Co. 2.375% 2018	7,440	7,453
Ford Motor Credit Co. 2.375% 2019	22,325	22,168
Ford Motor Credit Co. 2.597% 2019	21,820	21,619
Ford Motor Credit Co. 2.459% 2020	8,040	7,881
Ford Motor Credit Co. 3.157% 2020	24,000	24,001
Ford Motor Credit Co. 3.219% 2022	8,750	8,483
Ford Motor Credit Co. 4.134% 2025	6,300	6,287
Gannett Co., Inc. 4.875% 2021[3]	610	599
General Motors Co. 4.00% 2025	1,745	1,662
General Motors Co. 5.00% 2035	10,500	9,760
General Motors Financial Co. 3.50% 2019	3,715	3,757
General Motors Financial Co. 4.375% 2021	9,100	9,292
General Motors Financial Co. 3.45% 2022	18,855	18,110
General Motors Financial Co. 4.30% 2025	14,885	14,434
George Washington University 4.868% 2045	9,990	10,367
Grupo Televisa, SAB 6.625% 2040	5,200	5,669
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,271
Home Depot, Inc. 3.35% 2025	$3,980	4,060
Hyundai Capital America 2.60% 2020[3]	2,445	2,435
Hyundai Capital Services Inc. 2.625% 2020[3]	1,055	1,056
iHeartCommunications, Inc. 10.625% 2023	1,315	1,114
MGM Resorts International 6.00% 2023	2,475	2,407
NBC Universal Enterprise, Inc. 0.974% 2018[3,4]	10,425	10,422
NBC Universal Enterprise, Inc. 1.974% 2019[3]	5,000	5,015
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	17,895	18,946
NBCUniversal Media, LLC 2.875% 2016	15,000	15,166
The Bond Fund of America — Page 12 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	$425	$440
News America Inc. 6.90% 2019	12,750	14,676
RCI Banque 3.50% 2018[3]	18,500	19,108
Seminole Tribe of Florida 7.804% 2020[3,6]	4,487	4,779
Sotheby’s Holdings, Inc. 5.25% 2022[3]	825	767
Stackpole Intl. 7.75% 2021[3]	180	197
Starbucks Corp. 2.70% 2022	2,675	2,710
Starbucks Corp. 4.30% 2045	3,565	3,665
Thomson Reuters Corp. 1.30% 2017	1,890	1,887
Thomson Reuters Corp. 1.65% 2017	14,825	14,825
Thomson Reuters Corp. 6.50% 2018	25,855	29,021
Thomson Reuters Corp. 4.30% 2023	8,805	9,165
Thomson Reuters Corp. 5.65% 2043	1,905	2,071
TI Automotive Ltd. 8.75% 2023[3]	555	494
Time Warner Cable Inc. 6.75% 2018	11,650	12,973
Time Warner Inc. 3.60% 2025	19,000	18,693
Time Warner Inc. 6.20% 2040	9,450	10,899
Time Warner Inc. 4.85% 2045	3,500	3,450
Toyota Motor Credit Corp. 1.45% 2018	2,000	2,003
Toyota Motor Credit Corp. 2.125% 2019	2,000	2,008
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,553
Viacom Inc. 4.25% 2023	2,735	2,685
Viacom Inc. 4.85% 2034	2,110	1,829
Viacom Inc. 5.85% 2043	3,500	3,261
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	1,385	1,296
Volkswagen International Finance NV 4.00% 2020[3]	11,650	11,576
Walt Disney Co. 2.15% 2020	8,500	8,533
WPP Finance 2010 3.75% 2024	3,000	2,996
Wynn Macau, Ltd. 5.25% 2021[3]	2,800	2,445
ZF Friedrichshafen AG 4.50% 2022[3]	570	541
ZF Friedrichshafen AG 4.75% 2025[3]	565	518
		761,062
Utilities 2.66%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	1,055	1,196
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	610	601
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,845
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	1,000	1,230
Alabama Power Co. 2.80% 2025	3,000	2,892
Alabama Power Co. 3.75% 2045	1,200	1,089
American Electric Power Co. 1.65% 2017	7,180	7,162
American Electric Power Co. 2.95% 2022	14,416	14,026
Berkshire Hathaway Energy Co. 2.40% 2020	10,625	10,674
Berkshire Hathaway Energy Co. 3.50% 2025	8,550	8,618
Berkshire Hathaway Energy Co. 4.50% 2045	7,500	7,448
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	15,380
CMS Energy Corp. 8.75% 2019	12,657	15,577
CMS Energy Corp. 6.25% 2020	10,531	12,159
CMS Energy Corp. 5.05% 2022	19,379	21,328
CMS Energy Corp. 3.875% 2024	14,711	15,099
CMS Energy Corp. 4.70% 2043	3,076	3,124
CMS Energy Corp. 4.875% 2044	1,623	1,693
Colbun SA 6.00% 2020[3]	2,400	2,648
Colbun SA 4.50% 2024[3]	2,450	2,441
The Bond Fund of America — Page 13 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Comision Federal de Electricidad 4.875% 2024[3]	$2,500	$2,545
Comision Federal de Electricidad 6.125% 2045[3]	2,000	1,890
Consumers Energy Co. 5.65% 2020	366	421
Dominion Gas Holdings LLC 2.50% 2019	9,035	9,144
Dominion Gas Holdings LLC 3.60% 2024	7,494	7,473
Dominion Gas Holdings LLC 4.60% 2044	4,250	4,057
Duke Energy Corp. 3.95% 2023	4,800	5,021
Duke Energy Corp. 3.75% 2024	12,673	13,075
Dynegy Finance Inc. 7.375% 2022	700	709
Dynegy Finance Inc. 7.625% 2024	3,300	3,350
E.ON International Finance BV 5.80% 2018[3]	15,000	16,386
EDP Finance BV 4.125% 2020[3]	30,600	31,082
EDP Finance BV 5.25% 2021[3]	7,000	7,405
Electricité de France SA 4.875% 2044[3]	3,850	4,112
Electricité de France SA 5.25% (undated)[3]	4,750	4,590
Electricité de France SA 6.00% 2114	£1,000	1,834
Empresa Nacional de Electricidad SA 4.25% 2024	$1,500	1,503
Enel Finance International SA 5.125% 2019[3]	2,000	2,201
Enel Finance International SA 6.00% 2039[3]	2,210	2,517
Enel Società per Azioni 8.75% 2073[3]	9,500	10,943
Entergy Arkansas, INC 3.05% 2023	6,100	6,005
Entergy Corp. 4.70% 2017	9,900	10,161
Entergy Corp. 4.00% 2022	1,625	1,681
Exelon Corp. 2.85% 2020	215	217
Exelon Corp. 3.95% 2025	9,875	9,991
Exelon Corp. 5.10% 2045	111	114
Iberdrola Finance Ireland 5.00% 2019[3]	4,000	4,376
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	7,039
MidAmerican Energy Holdings Co. 5.75% 2018	35,138	38,551
MidAmerican Energy Holdings Co. 3.75% 2023	5,350	5,524
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	21,035	26,316
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,717	11,312
Niagara Mohawk Power Corp. 3.508% 2024[3]	10,470	10,648
Niagara Mohawk Power Corp. 4.278% 2034[3]	4,000	4,043
Northeast Utilities 3.15% 2025	5,710	5,591
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	4	5
Northern States Power Co. 5.25% 2035	1,059	1,232
Northern States Power Co. 3.40% 2042	54	48
NRG Energy, Inc. 6.25% 2022	1,050	961
NV Energy, Inc 6.25% 2020	31,400	36,648
Ohio Power Co., Series G, 6.60% 2033	1,590	2,006
Ohio Power Co., Series H, 6.60% 2033	353	446
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,746
Pacific Gas and Electric Co. 3.50% 2020	1,240	1,306
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,272
Pacific Gas and Electric Co. 3.25% 2023	14,072	14,195
Pacific Gas and Electric Co. 3.85% 2023	3,104	3,248
Pacific Gas and Electric Co. 3.40% 2024	12,074	12,136
Pacific Gas and Electric Co. 3.75% 2024	2,870	2,965
Pacific Gas and Electric Co. 3.50% 2025	1,443	1,465
Pacific Gas and Electric Co. 3.75% 2042	219	200
Pacific Gas and Electric Co. 4.30% 2045	4,173	4,158
PacifiCorp., First Mortgage Bonds, 2.95% 2023	2,341	2,338
PacifiCorp. 3.35% 2025	5,900	6,001
The Bond Fund of America — Page 14 of 44

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp., First Mortgage Bonds, 7.70% 2031	$2,905	$4,058
PG&E Corp. 2.40% 2019	7,445	7,502
PPL Electric Utilities Corp. 4.15% 2045	7,935	7,894
Progress Energy, Inc. 7.05% 2019	8,590	9,950
Progress Energy, Inc. 7.00% 2031	2,500	3,180
Progress Energy, Inc. 7.75% 2031	5,823	7,898
Public Service Co. of Colorado 5.80% 2018	9,606	10,754
Public Service Co. of Colorado 5.125% 2019	1,486	1,651
Public Service Co. of Colorado 3.20% 2020	7,144	7,485
Public Service Co. of Colorado 2.90% 2025	5,000	4,924
Public Service Electric and Gas Co. 2.00% 2019	9,240	9,289
Public Service Electric and Gas Co., 2.375% 2023	800	774
Public Service Electric and Gas Co., 3.05% 2024	5,300	5,268
Public Service Electric and Gas Co. 3.00% 2025	3,900	3,891
Puget Sound Energy, Inc., First Lien, 6.50% 2020	11,880	13,864
Puget Sound Energy, Inc., First Lien, 6.00% 2021	12,805	14,798
Puget Sound Energy, Inc., First Lien, 5.625% 2022	16,164	18,188
Puget Sound Energy, Inc., First Lien, 3.65% 2025[3]	3,717	3,677
Southern California Edison Co. 1.845% 2022[6]	10,841	10,818
Southern Co. 2.15% 2019	9,325	9,228
Tampa Electric Co. 2.60% 2022	4,825	4,725
Teco Finance, Inc. 5.15% 2020	10,958	12,071
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,6]	887	935
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,716
Virginia Electric and Power Co. 1.20% 2018	5,000	4,984
Virginia Electric and Power Co. 2.95% 2022	3,535	3,570
Virginia Electric and Power Co. 3.10% 2025	4,300	4,305
Virginia Electric and Power Co. 8.875% 2038	3,000	4,826
Virginia Electric and Power Co. 4.45% 2044	9,500	9,979
Virginia Electric and Power Co. 4.20% 2045	385	388
Wisconsin Energy Corp. 3.55% 2025	2,000	2,036
Xcel Energy Inc. 4.70% 2020	8,910	9,691
Xcel Energy Inc. 3.30% 2025	5,249	5,216
Xcel Energy Inc. 6.50% 2036	5,881	7,350
Xcel Energy Inc. 4.80% 2041	633	657
		753,973
Consumer staples 2.32%
Altria Group, Inc. 9.25% 2019	4,392	5,479
Altria Group, Inc. 2.625% 2020	15,195	15,373
Altria Group, Inc. 2.85% 2022	5,000	4,893
Altria Group, Inc. 2.95% 2023	16,500	16,050
Altria Group, Inc. 4.00% 2024	3,600	3,736
Altria Group, Inc. 9.95% 2038	6,350	10,188
Altria Group, Inc. 10.20% 2039	4,000	6,487
Altria Group, Inc. 4.50% 2043	3,500	3,358
Altria Group, Inc. 5.375% 2044	13,575	14,822
British American Tobacco International Finance PLC 9.50% 2018[3]	15,750	19,262
British American Tobacco International Finance PLC 2.75% 2020[3]	10,700	10,918
British American Tobacco International Finance PLC 3.50% 2022[3]	4,495	4,627
British American Tobacco International Finance PLC 3.95% 2025[3]	20,600	21,478
Coca-Cola Co. 1.80% 2016	10,500	10,621
ConAgra Foods, Inc. 1.30% 2016	9,630	9,639
ConAgra Foods, Inc. 3.20% 2023	2,894	2,776
The Bond Fund of America — Page 15 of 44

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
CVS Caremark Corp. 1.90% 2018	$5,150	$5,188
CVS Caremark Corp. 2.25% 2019	9,550	9,662
CVS Caremark Corp. 2.80% 2020	5,150	5,239
CVS Caremark Corp. 3.50% 2022	12,150	12,558
CVS Caremark Corp. 3.875% 2025	10,635	10,989
CVS Caremark Corp. 4.875% 2035	3,155	3,322
CVS Caremark Corp. 5.125% 2045	10,770	11,635
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,050	3,050
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,673	2,615
Kraft Foods Inc. 2.25% 2017	5,300	5,362
Kraft Foods Inc. 6.50% 2040	2,000	2,407
Kroger Co. 3.90% 2015	10,000	10,000
Kroger Co. 3.85% 2023	1,905	1,971
Pernod Ricard SA 2.95% 2017[3]	13,500	13,730
Pernod Ricard SA 4.45% 2022[3]	36,850	38,772
Philip Morris International Inc. 3.25% 2024	6,500	6,503
Philip Morris International Inc. 3.375% 2025	38,445	38,654
Philip Morris International Inc. 4.875% 2043	3,000	3,186
Philip Morris International Inc. 4.25% 2044	16,450	15,941
Reynolds American Inc. 2.30% 2018	4,365	4,415
Reynolds American Inc. 3.25% 2020	12,135	12,491
Reynolds American Inc. 3.25% 2022	19,360	19,298
Reynolds American Inc. 4.00% 2022	8,225	8,610
Reynolds American Inc. 4.85% 2023	3,750	4,031
Reynolds American Inc. 4.45% 2025	53,120	55,712
Reynolds American Inc. 5.70% 2035	2,785	3,037
Reynolds American Inc. 4.75% 2042	2,500	2,409
Reynolds American Inc. 6.15% 2043	4,640	5,291
Reynolds American Inc. 5.85% 2045	57,725	64,479
The JM Smucker Co. 2.50% 2020[3]	2,460	2,470
The JM Smucker Co. 3.00% 2022[3]	905	904
The JM Smucker Co. 3.50% 2025[3]	11,530	11,486
The JM Smucker Co. 4.375% 2045[3]	2,000	1,920
Tyson Foods, Inc. 3.95% 2024	15,395	15,716
Tyson Foods, Inc. 5.15% 2044	8,360	8,809
Walgreens Boots Alliance, Inc. 3.80% 2024	17,250	17,212
Wal-Mart Stores, Inc. 2.80% 2016	11,500	11,642
WM. Wrigley Jr. Co 2.90% 2019[3]	2,800	2,879
WM. Wrigley Jr. Co 3.375% 2020[3]	42,300	44,112
		657,414
Telecommunication services 1.59%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,547
AT&T Inc. 1.40% 2017	$12,015	11,959
AT&T Inc. 3.00% 2022	14,600	14,267
AT&T Inc. 3.40% 2025	64,209	61,437
AT&T Inc. 4.50% 2035	25,825	23,758
AT&T Inc. 4.30% 2042	3,956	3,414
AT&T Inc. 4.80% 2044	6,385	5,937
AT&T Inc. 4.35% 2045	3,345	2,871
AT&T Inc. 4.75% 2046	19,310	17,772
British Telecommunications PLC 2.35% 2019	2,745	2,758
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,850	5,917
Deutsche Telekom International Finance BV 9.25% 2032	4,994	7,481
The Bond Fund of America — Page 16 of 44

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Digicel Group Ltd. 6.00% 2021[3]	$4,465	$4,074
Digicel Group Ltd. 7.125% 2022[3]	1,975	1,713
France Télécom 9.00% 2031	5,053	7,182
Frontier Communications Corp. 8.125% 2018	1,925	1,980
Frontier Communications Corp. 8.875% 2020[3]	2,300	2,260
Frontier Communications Corp. 10.50% 2022[3]	10,100	9,848
Frontier Communications Corp. 11.00% 2025[3]	17,825	17,290
Intelsat Jackson Holding Co. 7.25% 2019	1,750	1,647
Intelsat Jackson Holding Co. 7.25% 2020	2,975	2,741
Intelsat Jackson Holding Co. 6.625% 2022	4,950	3,886
LightSquared, Term Loan, 9.00% 2015[4,5,6,7,8]	4,024	4,059
LightSquared, Term Loan, 9.00% 2015[4,5,6,7,8]	1,521	1,521
MetroPCS Wireless, Inc. 6.25% 2021	3,825	3,821
Numericable Group SA 4.875% 2019[3]	9,400	9,118
Orange SA 2.75% 2019	6,830	7,031
Sable International Finance Ltd. 6.875% 2022[3]	800	810
SoftBank Corp. 4.50% 2020[3]	1,850	1,796
Sprint Nextel Corp. 7.00% 2020	7,600	6,365
Sprint Nextel Corp. 7.875% 2023	3,225	2,618
Sprint Corp. 7.625% 2025	10,000	7,769
Telefónica Emisiones, SAU 3.992% 2016	14,500	14,652
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,745
T-Mobile US, Inc. 6.542% 2020	5,250	5,348
T-Mobile US, Inc. 6.375% 2025	5,000	4,788
Trilogy International Partners, LLC 10.25% 2016[3]	2,250	2,236
Verizon Communications Inc. 2.625% 2020	6,175	6,219
Verizon Communications Inc. 5.15% 2023	18,904	20,890
Verizon Communications Inc. 4.272% 2036	45,139	40,998
Verizon Communications Inc. 4.522% 2048	90,709	80,082
Wind Acquisition SA 4.75% 2020[3]	2,175	2,159
Wind Acquisition SA 7.375% 2021[3]	4,900	4,851
		449,615
Industrials 1.02%
ABB Finance (USA) Inc. 2.875% 2022	2,000	1,984
ADT Corp. 4.125% 2019	2,875	2,904
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	9,070	7,347
Autoridad del Canal de Panama 4.95% 2035[3,6]	3,200	3,181
Builders Firstsource 7.625% 2021[3]	2,125	2,221
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,892
Burlington Northern Santa Fe LLC 4.15% 2045	3,120	2,921
Burlington Northern Santa Fe LLC 4.70% 2045	995	1,006
Canadian National Railway Co. 1.45% 2016	6,090	6,129
Canadian Pacific Railway Ltd. 4.80% 2035	1,315	1,353
Canadian Pacific Railway Ltd. 4.80% 2045	1,115	1,122
Cenveo, Inc. 6.00% 2019[3]	600	513
CEVA Group PLC, LOC, 6.50% 2021[4,5,6]	555	498
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	795	714
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	576	517
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	99	89
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[6]	521	542
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	4,233	4,382
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	7,272	7,519
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[6]	84	90
The Bond Fund of America — Page 17 of 44

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	$6,144	$6,631
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[6]	930	960
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[6]	177	195
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	10,607	11,243
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	9,671	10,493
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	6,378	7,189
Corporate Risk Holdings LLC 9.50% 2019[3]	3,315	3,133
Corporate Risk Holdings LLC 13.50% 2020[3,7,8]	1,023	1,012
CSX Corp. 7.375% 2019	7,500	8,765
DAE Aviation Holdings, Inc. 10.00% 2023[3]	1,080	1,075
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	1,189	1,364
ENA Norte Trust 4.95% 2028[3,6]	3,082	3,113
Euramax International, Inc. 12.00% 2020[3]	2,325	2,267
European Aeronautic Defence and Space Company 2.70% 2023[3]	15,500	15,334
General Electric Capital Corp. 2.95% 2016	2,790	2,830
General Electric Capital Corp. 2.45% 2017	13,000	13,274
General Electric Capital Corp., Series A, 6.00% 2019	10,500	12,151
General Electric Capital Corp. 2.20% 2020	10,970	11,100
General Electric Co. 2.70% 2022	7,500	7,529
General Electric Corp. 5.25% 2017	4,377	4,742
Hardwoods Acquisition Inc 7.50% 2021[3]	2,400	2,256
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.057% 2015[4,5,6,8,9]	798	758
HD Supply, Inc. 11.50% 2020	2,750	3,121
HD Supply, Inc. 5.25% 2021[3]	1,175	1,185
HDTFS Inc. 5.875% 2020	1,075	1,075
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[4,5,6]	1,024	1,024
John Deere Capital Corp. 2.45% 2020	17,250	17,410
KLX Inc. 5.875% 2022[3]	1,380	1,349
Lima Metro Line Finance Ltd. 5.875% 2034[3,6]	13,167	12,805
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	3,000	2,786
Navios Maritime Holdings Inc. 7.375% 2022[3]	2,175	1,759
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,890	2,139
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,000	1,006
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	475	474
Nortek Inc. 8.50% 2021	1,990	2,099
Ply Gem Industries, Inc. 6.50% 2022	3,750	3,614
Ply Gem Industries, Inc. 6.50% 2022	900	851
R.R. Donnelley & Sons Co. 7.25% 2018	2,586	2,736
R.R. Donnelley & Sons Co. 7.625% 2020	475	494
R.R. Donnelley & Sons Co. 7.875% 2021	1,250	1,305
R.R. Donnelley & Sons Co. 7.00% 2022	250	243
Red de Carreteras de Occidente 9.00% 2028[6]	MXN61,570	3,582
Republic Services, Inc. 5.00% 2020	$5,000	5,520
Republic Services, Inc. 3.55% 2022	500	513
Republic Services, Inc. 5.70% 2041	2,000	2,280
Siemens AG 2.15% 2020[3]	5,000	5,012
Siemens AG 2.90% 2022[3]	5,000	5,028
Siemens AG 3.25% 2025[3]	3,440	3,449
Siemens AG 4.40% 2045[3]	3,000	3,085
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	3,175	2,770
Southwest Airlines Co. 2.75% 2019	1,410	1,438
Union Pacific Corp. 5.75% 2017	12,250	13,421
The Bond Fund of America — Page 18 of 44

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Waste Management, Inc. 2.60% 2016	$3,200	$3,244
Waste Management, Inc. 4.60% 2021	5,455	6,024
		288,179
Materials 0.69%
Agrium Inc. 4.125% 2035	4,945	4,383
ArcelorMittal 6.25% 2021	2,100	1,898
ArcelorMittal 6.125% 2025	375	305
ArcelorMittal 7.50% 2041	4,995	4,046
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[3]	2,400	2,508
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[3]	1,960	2,046
CEMEX SAB de CV 5.875% 2019[3]	6,000	5,865
Chemours Co. 6.625% 2023[3]	12,355	8,340
Chemours Co. 7.00% 2025[3]	1,205	795
Cliffs Natural Resources Inc. 8.25% 2020[3]	1,225	1,084
CRH America, Inc. 3.875% 2025[3]	6,100	6,124
CRH America, Inc. 5.125% 2045[3]	3,000	2,994
E.I. du Pont de Nemours and Co. 5.25% 2016	500	527
Eastman Chemical Co. 3.80% 2025	5,300	5,186
First Quantum Minerals Ltd. 6.75% 2020[3]	8,224	5,551
First Quantum Minerals Ltd. 7.00% 2021[3]	5,049	3,294
FMG Resources 9.75% 2022[3]	8,525	7,960
Georgia Gulf Corp. 4.625% 2021	400	340
Georgia-Pacific Corp. 5.40% 2020[3]	2,000	2,244
Glencore Funding LLC 2.875% 2020[3]	6,300	5,045
Glencore Funding LLC 4.00% 2025[3]	6,500	5,031
Holcim Ltd. 6.00% 2019[3]	1,607	1,821
Holcim Ltd. 5.15% 2023[3]	3,315	3,636
International Paper Co. 3.65% 2024	8,900	8,815
JMC Steel Group Inc. 8.25% 2018[3]	4,760	3,261
Monsanto Co. 2.75% 2021	2,425	2,425
Monsanto Co. 3.375% 2024	7,400	7,133
Monsanto Co. 4.70% 2064	9,400	8,130
Packaging Corp. of America 4.50% 2023	1,585	1,658
Praxair, Inc. 2.25% 2020	26,950	27,064
Praxair, Inc. 3.20% 2026	25,000	25,107
Rayonier Advanced Materials Inc. 5.50% 2024[3]	60	45
Reynolds Group Inc. 5.75% 2020	7,905	8,004
Rio Tinto Finance (USA) Ltd. 1.625% 2017	11,000	10,967
Ryerson Inc. 11.25% 2018	2,854	2,604
Walter Energy, Inc. 9.50% 2019[3,9]	5,125	1,832
Xstrata Canada Financial Corp. 2.70% 2017[3]	5,900	5,310
Yara International ASA 7.875% 2019[3]	2,175	2,544
		195,922
Information technology 0.58%
Alcatel-Lucent USA Inc. 6.75% 2020[3]	691	728
Alcatel-Lucent USA Inc. 8.875% 2020[3]	1,850	1,982
Apple Inc. 3.20% 2025	4,100	4,132
First Data Corp. 11.75% 2021	3,300	3,671
First Data Corp. 12.625% 2021	1,200	1,367
First Data Corp. 5.375% 2023[3]	11,950	11,860
Freescale Semiconductor, Inc. 5.00% 2021[3]	2,100	2,142
Freescale Semiconductor, Inc. 6.00% 2022[3]	2,550	2,671
The Bond Fund of America — Page 19 of 44

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Harris Corp. 1.999% 2018	$6,800	$6,763
Harris Corp. 2.70% 2020	3,010	2,987
Harris Corp. 3.832% 2025	2,720	2,669
Harris Corp. 4.854% 2035	17,685	17,151
Harris Corp. 5.054% 2045	9,555	9,262
Hewlett-Packard Co. 4.90% 2025[3]	5,825	5,809
Hewlett-Packard Co. 6.35% 2045[3]	15,000	14,990
Intel Corp. 3.70% 2025	6,600	6,789
Intel Corp. 4.90% 2045	5,000	5,189
Oracle Corp. 2.80% 2021	10,150	10,303
Oracle Corp. 2.95% 2025	11,800	11,523
Oracle Corp. 4.125% 2045	9,100	8,614
QUALCOMM Inc. 3.45% 2025	10,300	9,742
QUALCOMM Inc. 4.80% 2045	8,000	7,015
SRA International, Inc. 11.00% 2019	3,000	3,186
SRA International, Inc., Term Loan B, 6.50% 2018[4,5,6]	6,000	6,023
Xerox Corp. 2.95% 2017	2,535	2,579
Xerox Corp. 2.75% 2019	5,000	5,031
		164,178
Total corporate bonds & notes		7,852,406
Mortgage-backed obligations 27.24% Federal agency mortgage-backed obligations 21.96%
Fannie Mae 3.347% 2017[6]	2,842	2,961
Fannie Mae 11.00% 2020[4,6]	23	26
Fannie Mae 5.00% 2023[6]	1,423	1,545
Fannie Mae 5.50% 2023[6]	7,577	8,226
Fannie Mae 6.00% 2023[6]	214	235
Fannie Mae 4.50% 2024[6]	4,743	5,098
Fannie Mae 4.50% 2025[6]	5,697	6,095
Fannie Mae 4.50% 2025[6]	3,471	3,730
Fannie Mae 4.50% 2025[6]	3,088	3,304
Fannie Mae 6.00% 2026[6]	3,898	4,404
Fannie Mae 2.50% 2027[6]	21,034	21,656
Fannie Mae 2.50% 2027[6]	6,180	6,363
Fannie Mae 2.50% 2027[6]	4,105	4,226
Fannie Mae 2.50% 2027[6]	1,802	1,855
Fannie Mae 2.50% 2027[6]	1,422	1,464
Fannie Mae 2.50% 2027[6]	1,304	1,343
Fannie Mae 2.50% 2027[6]	1,115	1,148
Fannie Mae 2.50% 2027[6]	729	750
Fannie Mae 2.50% 2027[6]	619	637
Fannie Mae 2.50% 2027[6]	608	626
Fannie Mae 5.50% 2027[6]	1,768	1,974
Fannie Mae 2.50% 2028[6]	21,281	21,910
Fannie Mae 2.50% 2028[6]	5,890	6,064
Fannie Mae 6.00% 2028[6]	560	638
Fannie Mae 6.50% 2032[6]	116	123
Fannie Mae 6.50% 2034[6]	480	518
Fannie Mae 3.00% 2035[6]	30,314	31,272
Fannie Mae 3.00% 2035[6]	12,547	12,931
Fannie Mae 3.00% 2035[6]	12,252	12,719
Fannie Mae 3.00% 2035[6]	9,979	10,285
The Bond Fund of America — Page 20 of 44

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2035[6]	$6,633	$6,843
Fannie Mae 3.50% 2035[6]	4,712	4,971
Fannie Mae 7.00% 2036[6]	602	705
Fannie Mae 7.00% 2036[6]	109	117
Fannie Mae 7.50% 2036[6]	359	407
Fannie Mae 8.00% 2036[6]	203	231
Fannie Mae 6.00% 2037[6]	1,193	1,361
Fannie Mae 6.00% 2037[6]	523	597
Fannie Mae 6.50% 2037[6]	1,988	2,300
Fannie Mae 6.50% 2037[6]	1,302	1,566
Fannie Mae 6.50% 2037[6]	1,189	1,315
Fannie Mae 7.00% 2037[6]	753	840
Fannie Mae 7.00% 2037[6]	579	646
Fannie Mae 7.00% 2037[6]	260	297
Fannie Mae 7.00% 2037[6]	237	277
Fannie Mae 7.00% 2037[6]	118	134
Fannie Mae 7.00% 2037[6]	114	129
Fannie Mae 7.50% 2037[6]	269	305
Fannie Mae 7.50% 2037[6]	256	291
Fannie Mae 7.50% 2037[6]	166	188
Fannie Mae 7.50% 2037[6]	131	149
Fannie Mae 7.50% 2037[6]	124	138
Fannie Mae 7.50% 2037[6]	112	125
Fannie Mae 7.50% 2037[6]	81	97
Fannie Mae 7.50% 2037[6]	65	67
Fannie Mae 7.50% 2037[6]	26	28
Fannie Mae 8.00% 2037[6]	119	129
Fannie Mae 5.50% 2038[6]	32	36
Fannie Mae 6.00% 2038[6]	932	1,064
Fannie Mae 6.50% 2038[6]	43,021	49,760
Fannie Mae 4.50% 2039[6]	13,752	14,960
Fannie Mae 5.00% 2039[6]	12,785	14,311
Fannie Mae 5.50% 2039[6]	10,726	11,981
Fannie Mae 4.00% 2040[6]	1,554	1,677
Fannie Mae 4.50% 2040[6]	3,345	3,638
Fannie Mae 5.00% 2040[6]	1,368	1,524
Fannie Mae 5.50% 2040[6]	6,289	7,044
Fannie Mae 4.00% 2041[6]	11,555	12,552
Fannie Mae 4.00% 2041[6]	2,610	2,816
Fannie Mae 4.00% 2041[6]	1,598	1,724
Fannie Mae 4.00% 2041[6]	1,315	1,419
Fannie Mae 4.00% 2041[6]	829	898
Fannie Mae 4.50% 2041[6]	3,593	3,908
Fannie Mae 5.00% 2041[6]	10,235	11,364
Fannie Mae 5.00% 2041[6]	5,000	5,629
Fannie Mae 5.00% 2041[6]	3,670	4,136
Fannie Mae 5.00% 2041[6]	2,632	2,966
Fannie Mae 5.00% 2041[6]	1,801	2,029
Fannie Mae 4.00% 2042[6]	27,386	29,843
Fannie Mae 4.00% 2042[6]	15,326	16,513
Fannie Mae 4.00% 2042[6]	12,876	13,892
Fannie Mae 4.00% 2042[6]	8,128	8,826
Fannie Mae 4.00% 2042[6]	6,881	7,501
Fannie Mae 4.00% 2042[6]	4,332	4,674
The Bond Fund of America — Page 21 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2042[6]	$1,285	$1,401
Fannie Mae 4.00% 2042[6]	630	675
Fannie Mae 4.00% 2043[6]	11,730	12,633
Fannie Mae 4.00% 2043[6]	10,873	11,807
Fannie Mae 4.00% 2044[6]	7,408	8,026
Fannie Mae 4.00% 2044[6]	3,549	3,856
Fannie Mae 3.00% 2045[6,10]	5,590	5,669
Fannie Mae 4.00% 2045[6,10]	212,500	226,313
Fannie Mae 4.00% 2045[6,10]	12,500	13,337
Fannie Mae 4.50% 2045[6,10]	415,300	450,341
Fannie Mae 7.00% 2047[6]	265	304
Fannie Mae 7.00% 2047[6]	18	21
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[6]	205	209
Fannie Mae, Series 2001-4, Class GA, 9.404% 2025[4,6]	62	70
Fannie Mae, Series 2001-4, Class NA, 9.741% 2025[4,6]	61	68
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[6]	905	898
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[6]	226	264
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[6]	1,631	1,852
Fannie Mae, Series 2001-20, Class E, 9.568% 2031[4,6]	14	15
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[6]	2,049	1,959
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[6]	1,705	1,603
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[6]	558	502
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[6]	2,485	2,967
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	607	681
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[6]	1,413	1,662
Fannie Mae, Series 2002-W1, Class 2A, 6.391% 2042[4,6]	1,909	2,241
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.747% 2048[3,4,6]	111	111
Freddie Mac 5.00% 2023[6]	1,248	1,346
Freddie Mac 5.00% 2023[6]	49	53
Freddie Mac 5.00% 2023[6]	8	8
Freddie Mac 5.00% 2024[6]	3,247	3,503
Freddie Mac 6.00% 2026[6]	2,228	2,532
Freddie Mac 6.00% 2027[6]	14,003	15,928
Freddie Mac 4.50% 2030[6]	1,596	1,741
Freddie Mac 3.00% 2034[6]	23,440	24,306
Freddie Mac 3.50% 2034[6]	19,135	20,225
Freddie Mac 3.00% 2035[6]	113,763	117,407
Freddie Mac 3.00% 2035[6]	6,942	7,199
Freddie Mac 3.00% 2035[6]	2,817	2,903
Freddie Mac 3.50% 2035[6]	48,440	51,204
Freddie Mac 3.50% 2035[6]	47,672	50,396
Freddie Mac 3.50% 2035[6]	4,554	4,802
Freddie Mac 4.50% 2037[6]	6,955	7,552
Freddie Mac 5.50% 2037[6]	2,536	2,817
Freddie Mac 5.50% 2037[6]	69	76
Freddie Mac 5.50% 2037[6]	14	16
Freddie Mac 7.00% 2037[6]	157	184
Freddie Mac 7.50% 2037[6]	322	365
Freddie Mac 5.50% 2038[6]	2,008	2,224
Freddie Mac 5.50% 2038[6]	821	910
Freddie Mac 5.50% 2038[6]	341	377
Freddie Mac 5.50% 2038[6]	222	246
Freddie Mac 4.50% 2039[6]	1,768	1,923
Freddie Mac 5.00% 2039[6]	14,160	15,563
The Bond Fund of America — Page 22 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 2039[6]	$14,267	$15,822
Freddie Mac 5.50% 2039[6]	4,873	5,398
Freddie Mac 4.50% 2040[6]	31,845	34,724
Freddie Mac 5.50% 2040[6]	8	9
Freddie Mac 4.50% 2041[6]	13,043	14,185
Freddie Mac 4.50% 2041[6]	3,223	3,514
Freddie Mac 4.50% 2041[6]	1,909	2,079
Freddie Mac 4.50% 2041[6]	608	660
Freddie Mac 5.00% 2041[6]	10,802	11,927
Freddie Mac 5.00% 2041[6]	7,325	8,186
Freddie Mac 5.00% 2041[6]	4,161	4,594
Freddie Mac 5.50% 2041[6]	6,969	7,718
Freddie Mac 4.00% 2043[6]	21,516	23,134
Freddie Mac 4.00% 2043[6]	6,052	6,537
Freddie Mac 4.00% 2043[6]	5,809	6,246
Freddie Mac 4.00% 2043[6]	3,823	4,132
Freddie Mac 4.00% 2043[6]	3,205	3,465
Freddie Mac 4.00% 2043[6]	3,182	3,410
Freddie Mac 4.00% 2043[6]	2,597	2,807
Freddie Mac 4.00% 2043[6]	2,512	2,724
Freddie Mac 4.00% 2043[6]	1,450	1,554
Freddie Mac 4.00% 2044[6]	2,636	2,859
Freddie Mac 6.50% 2047[6]	310	352
Freddie Mac, Series 2890, Class KT, 4.50% 2019[6]	1,375	1,440
Freddie Mac, Series 2626, Class NG, 3.50% 2023[6]	53	55
Freddie Mac, Series 2122, Class QM, 6.25% 2029[6]	1,057	1,178
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[6]	1,297	1,210
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[6]	1,226	1,139
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[6]	1,205	1,122
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[6]	1,098	1,028
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	22	21
Freddie Mac, Series 3257, Class PA, 5.50% 2036[6]	12,506	14,370
Freddie Mac, Series 3286, Class JN, 5.50% 2037[6]	9,704	10,931
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	5,292	5,962
Government National Mortgage Assn. 10.00% 2021[6]	82	90
Government National Mortgage Assn. 2.50% 2028[6]	3,824	3,933
Government National Mortgage Assn. 5.00% 2035[6]	1,287	1,408
Government National Mortgage Assn. 6.00% 2038[6]	9,913	11,284
Government National Mortgage Assn. 6.50% 2038[6]	226	261
Government National Mortgage Assn. 3.50% 2039[6]	5,736	6,011
Government National Mortgage Assn. 5.00% 2039[6]	1,188	1,287
Government National Mortgage Assn. 3.50% 2040[6]	6,292	6,607
Government National Mortgage Assn. 4.50% 2040[6]	3,228	3,511
Government National Mortgage Assn. 5.50% 2040[6]	8,697	9,811
Government National Mortgage Assn. 3.50% 2041[6]	35	37
Government National Mortgage Assn. 4.00% 2041[6]	353	378
Government National Mortgage Assn. 4.50% 2041[6]	18,038	19,424
Government National Mortgage Assn. 4.50% 2041[6]	1,609	1,732
Government National Mortgage Assn. 4.50% 2041[6]	1,456	1,572
Government National Mortgage Assn. 4.50% 2041[6]	850	915
Government National Mortgage Assn. 5.00% 2041[6]	9,782	10,620
Government National Mortgage Assn. 3.50% 2042[6]	1,363	1,415
Government National Mortgage Assn. 3.50% 2043[6]	4,176	4,392
Government National Mortgage Assn. 4.00% 2044[6]	737,216	786,373
The Bond Fund of America — Page 23 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2044[6]	$414,071	$441,599
Government National Mortgage Assn. 4.00% 2044[6]	336,890	359,085
Government National Mortgage Assn. 4.00% 2044[6]	320,036	341,121
Government National Mortgage Assn. 4.00% 2044[6]	146,727	156,679
Government National Mortgage Assn. 4.00% 2044[6]	15,001	16,019
Government National Mortgage Assn. 4.00% 2044[6]	10,000	10,686
Government National Mortgage Assn. 4.50% 2044[6]	10,000	10,768
Government National Mortgage Assn. 3.50% 2045[6]	705,500	740,842
Government National Mortgage Assn. 3.50% 2045[6]	607,595	638,032
Government National Mortgage Assn. 4.00% 2045[6]	150,000	160,338
Government National Mortgage Assn. 4.00% 2045[6,10]	106,200	113,010
Government National Mortgage Assn. 4.00% 2045[6]	97,347	103,796
Government National Mortgage Assn. 4.00% 2045[6]	10,854	11,569
Government National Mortgage Assn. 4.00% 2045[6]	10,101	10,793
Government National Mortgage Assn. 4.00% 2045[6]	676	722
Government National Mortgage Assn. 4.50% 2045[6]	160,934	173,600
Government National Mortgage Assn. 4.50% 2045[6,10]	140,850	151,326
Government National Mortgage Assn. 4.50% 2045[6]	80,247	86,557
Government National Mortgage Assn. 4.50% 2045[6]	40,000	43,082
Government National Mortgage Assn. 4.50% 2045[6]	16,950	18,211
Government National Mortgage Assn. 5.00% 2045[6]	1,000	1,099
Government National Mortgage Assn. 4.692% 2061[6]	973	1,035
Government National Mortgage Assn. 4.70% 2061[6]	5,633	5,996
Government National Mortgage Assn. 4.70% 2061[6]	914	969
Government National Mortgage Assn. 4.72% 2061[6]	429	455
Government National Mortgage Assn. 4.771% 2061[6]	497	527
Government National Mortgage Assn. 4.774% 2061[6]	476	506
Government National Mortgage Assn. 4.822% 2061[6]	2,430	2,575
Government National Mortgage Assn. 4.859% 2061[6]	1,444	1,527
Government National Mortgage Assn. 5.104% 2061[6]	1,857	1,980
Government National Mortgage Assn. 5.110% 2061[6]	1,890	2,051
Government National Mortgage Assn. 4.669% 2063[6]	914	974
Government National Mortgage Assn. 0.976% 2064[4,6]	547	551
Government National Mortgage Assn. 4.756% 2064[6]	1,773	1,880
Government National Mortgage Assn. 5.182% 2064[6]	1,418	1,514
Government National Mortgage Assn. 6.549% 2064[6]	749	805
Government National Mortgage Assn. 5.031% 2065[6]	1,184	1,263
Government National Mortgage Assn., Series 2012, Class H-20, 1.161% 2062[4,6]	4,085	4,126
National Credit Union Administration, Series 2010-R2, Class 1A, 0.573% 2017[4,6]	1,064	1,067
National Credit Union Administration, Series 2011-R3, Class 1A, 0.603% 2020[4,6]	1,187	1,192
National Credit Union Administration, Series 2011-R1, Class 1A, 0.653% 2020[4,6]	1,436	1,443
		6,217,278
Commercial mortgage-backed securities 3.33%
Aventura Mall Trust, Series A, 3.743% 2032[3,4,6]	8,000	8,570
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,6]	10,019	10,188
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,6]	7,526	7,540
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.733% 2049[4,6]	3,372	3,529
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.794% 2049[4,6]	4,083	4,286
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[4,6]	4,645	4,956
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.424% 2051[4,6]	4,938	5,329
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.795% 2038[4,6]	2,296	2,325
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[4,6]	3,241	3,469
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,6]	1,478	1,579
The Bond Fund of America — Page 24 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,6]	$5,730	$6,187
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2048[6]	2,085	2,213
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[6]	5,288	5,432
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.349% 2049[4,6]	7,468	8,044
Citigroup Commercial Mortgage Trust, Series 2015-GC-33, Class A-4, 3.778% 2058[6]	1,335	1,400
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[6]	16,091	16,492
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.00% 2043[3,4,6]	1,750	1,765
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[6]	12,774	13,240
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.645% 2048[4,6,8]	7,755	7,396
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[4,6]	2,482	2,641
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,6]	42,750	43,584
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[3,6]	20,000	20,525
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[3,6]	10,000	10,337
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.007% 2027[3,4,6]	13,620	13,573
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class D, 5.10% 2038[4,6]	1,500	1,498
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[6]	24,263	24,799
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[6]	3,611	3,725
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.889% 2039[4,6]	14,639	15,372
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,6]	4,000	4,219
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[4,6]	12,708	13,349
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,6]	13,486	13,638
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,6]	31,501	31,649
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.05% 2031[3,4,6]	7,826	7,757
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[4,6]	12,526	12,677
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.014% 2038[4,6]	827	836
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[6]	3,275	3,419
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[6]	27,318	28,378
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[6]	8,700	9,291
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,6]	13,585	14,367
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[3,6]	2,016	2,019
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[4,6]	937	998
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,6]	19,920	20,012
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,6]	12,000	12,077
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,6]	6,110	6,140
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3,6]	14,000	14,129
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.279% 2048[3,4,6]	1,495	1,456
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-1-A, 5.471% 2043[4,6]	1,140	1,155
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[4,6]	443	451
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,6]	9,788	9,918
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[6]	7,008	7,192
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.10% 2045[4,6]	33,575	34,105
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,6]	15,512	15,722
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4,6]	1,685	1,752
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[6]	1,891	1,975
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.883% 2049[4,6]	39,182	41,427
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.883% 2049[4,6]	33,614	35,284
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[6]	15,491	16,397
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,6]	2,683	2,868
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[4,6]	29,938	30,148
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[6]	6,787	6,897
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,6]	24,369	27,072
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.051% 2044[4,6]	6,292	6,689
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4,6]	4,803	4,847
The Bond Fund of America — Page 25 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[6]	$16,184	$17,013
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,6]	4,275	4,464
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,6]	29,467	31,301
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[4,6]	8,680	9,457
Madison Avenue Trust, Series 2015-11-MD, Class A, 3.555% 2033[3,4,6]	2,500	2,600
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 2043[4,6]	928	953
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[4,6]	8,682	8,888
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.032% 2050[4,6]	7,050	7,359
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[6]	34,139	35,160
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.073% 2049[4,6]	7,410	7,867
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-24, Class A-4, 3.732% 2048[6]	8,085	8,510
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,6]	6,885	7,156
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.825% 2042[4,6]	2,337	2,475
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[6]	9,025	9,346
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[6]	13,600	14,134
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.114% 2049[4,6]	19,066	20,212
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.895% 2043[4,6]	7,486	7,627
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,6]	7,065	7,251
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,6]	17,020	17,905
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.901% 2049[4,6]	15,250	16,002
Wells Fargo Commercial Mortgage Trust, Series 2015-SG-1, Class A-4, 3.789% 2047[6]	2,900	3,070
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-3, Class C, 0% 2057[4,6,8]	2,776	2,686
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 2058[6]	3,000	3,150
Wells Fargo Commercial Mortgage Trust, Series 2015-LC-22, Class A-4, 3.839% 2058[6]	6,665	7,045
		941,935
Other mortgage-backed securities 1.48%
Australia & New Zealand Banking Group Ltd. 1.00% 2015[3,6]	4,250	4,250
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,6]	4,250	4,325
Bank of Montreal 2.625% 2017[3,6]	4,250	4,277
Bank of Nova Scotia 2.15% 2016[3,6]	4,650	4,702
Bank of Nova Scotia 1.75% 2017[3,6]	14,150	14,315
Caisse Centrale Desjardins 1.60% 2017[3,6]	3,375	3,408
Canadian Imperial Bank of Commerce 2.75% 2016[3,6]	4,150	4,179
Commonwealth Bank of Australia 0.75% 2016[3,6]	3,850	3,850
Commonwealth Bank of Australia 2.25% 2017[3,6]	4,150	4,225
Commonwealth Bank of Australia 1.875% 2018[3,6]	10,300	10,384
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,6]	4,400	4,428
Credit Suisse Group AG 2.60% 2016[3,6]	4,300	4,348
DNB ASA 1.45% 2019[3,6]	4,375	4,382
Freddie Mac, Series KF02, Class A2, multifamily 0.744% 2020[4,6]	13,809	13,881
Freddie Mac, Series KF02, Class A3, multifamily 0.824% 2020[4,6]	6,480	6,518
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[6]	1,865	1,938
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[6]	1,735	1,738
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[6]	8,590	9,100
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[6]	4,325	4,364
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[6]	14,350	14,509
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[6]	22,995	23,253
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[6]	11,565	12,013
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[6]	6,735	6,858
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,6]	24,490	26,323
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[6]	13,500	13,947
Freddie Mac, Series KPLB, Class A, multifamily 2.77% 2025[6]	5,000	5,017
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[6]	15,995	16,192
The Bond Fund of America — Page 26 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K048, Class A2, multifamily 3.284% 2025[4,6]	$24,350	$25,517
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[6]	2,000	2,124
National Australia Bank 2.00% 2017[3,6]	3,500	3,553
National Australia Bank 1.25% 2018[3,6]	2,880	2,872
National Australia Bank 2.125% 2019[3,6]	4,000	4,041
National Bank of Canada 2.20% 2016[3,6]	4,175	4,235
Nordea Eiendomskreditt AS 2.125% 2017[3,6]	4,000	4,052
Nordea Kredit 2.00% 2037[6]	DKr115,001	16,555
Nykredit Realkredit AS, Series 01E, 2.00% 2037[6]	108,134	15,567
Nykredit Realkredit AS, Series 01E, 2.50% 2037[6]	26,300	3,891
Nykredit Realkredit AS, Series 01E, 2.50% 2047[6]	9,832	1,411
Realkredit Danmark AS, Series 22S, 2.00% 2037[6]	132,645	19,040
Realkredit Danmark AS, Series 22S, 2.50% 2037[6]	58,100	8,605
Royal Bank of Canada 1.125% 2017[6]	$4,000	4,015
Royal Bank of Canada 2.00% 2019[6]	4,075	4,134
Royal Bank of Canada 1.875% 2020[6]	3,850	3,860
Sparebank 1 Boligkreditt AS 2.625% 2017[3,6]	3,400	3,441
Swedbank AB 2.125% 2016[3,6]	3,400	3,438
Swedbank AB 2.95% 2016[3,6]	3,000	3,032
Swedbank AB 1.375% 2018[3,6]	4,375	4,372
Toronto-Dominion Bank 1.625% 2016[3,6]	4,400	4,433
Toronto-Dominion Bank 1.50% 2017[3,6]	10,000	10,070
UBS AG 0.75% 2016[3,6]	4,375	4,377
Westpac Banking Corp. 2.45% 2016[3,6]	4,325	4,402
Westpac Banking Corp. 1.25% 2017[3,6]	4,425	4,423
Westpac Banking Corp. 1.85% 2018[3,6]	9,000	9,075
Westpac Banking Corp. 1.375% 2018[3,6]	4,375	4,368
Westpac Banking Corp. 2.00% 2019[3,6]	7,150	7,244
Westpac Banking Corp. 2.00% 2021[3,6]	7,625	7,661
		420,532
Collateralized mortgage-backed (privately originated) 0.47%
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.689% 2025[3,4,6,8]	29,000	29,000
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.194% 2023[3,4,6]	1,916	1,934
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.794% 2024[3,4,6]	1,422	1,426
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.694% 2025[4,6]	2,125	2,129
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[6]	156	169
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[6]	21	22
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[6]	1,207	1,294
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[6]	21	22
Freddie Mac, Series 2013-DN2, Class M-1, 1.644% 2023[4,6]	4,862	4,867
Freddie Mac, Series 2013-DN1, Class M-1, 3.594% 2023[4,6]	5,319	5,454
Freddie Mac, Series 2014-DN2, Class M-1, 1.044% 2024[4,6]	3,463	3,461
Freddie Mac, Series 2014-DN1, Class M-1, 1.194% 2024[4,6]	863	863
Freddie Mac, Series 2014-DN3, Class M-1, 1.544% 2024[4,6]	2,917	2,922
Freddie Mac, Series 2014-HQ2, Class M-1, 1.644% 2024[4,6]	9,741	9,772
Freddie Mac, Series 2014-HQ1, Class M-1, 1.844% 2024[4,6]	7,877	7,904
Freddie Mac, Series 2014-HQ3, Class M-1, 1.844% 2024[4,6]	7,155	7,173
Freddie Mac, Series 2014-DN2, Class M-2, 1.844% 2024[4,6]	2,965	2,930
Freddie Mac, Series 2014-HQ2, Class M-2, 2.394% 2024[4,6]	17,865	17,719
Freddie Mac, Series 2014-DN4, Class M-2, 2.594% 2024[4,6]	4,885	4,926
Freddie Mac, Series 2014-HQ1, Class M-2, 2.694% 2024[4,6]	9,200	9,282
Freddie Mac, Series 2015-HQ2, Class M-1, 1.294% 2025[4,6]	1,951	1,944
The Bond Fund of America — Page 27 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2015-HQ2, Class M-2, 2.144% 2025[4,6]	$7,950	$7,806
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.614% 2037[4,6]	13,168	10,840
		133,859
Total mortgage-backed obligations		7,713,604
Asset-backed obligations 4.27%
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[3,6]	20,000	20,118
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,6]	16,000	16,161
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,6]	14,000	14,158
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,6]	7,670	7,766
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[6]	7,620	7,621
Ally Master Owner Trust, Series 2014-1, Class A1, 0.677% 2019[4,6]	8,015	8,006
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[6]	8,700	8,737
Ally Master Owner Trust, Series 2014-5, Class A2, 1.60% 2019[6]	7,080	7,123
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[6]	30,600	30,819
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2015[6]	798	801
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[6]	7,678	7,668
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[6]	650	654
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2019[6]	3,405	3,402
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[6]	8,275	8,265
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[6]	3,095	3,093
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-1, 2.01% 2024[6]	5,691	5,788
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[6]	4,215	4,642
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.576% 2023[3,4,6]	32,000	31,894
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,6]	1,346	1,345
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[3,6,8]	7,334	7,334
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.514% 2023[3,4,6]	8,505	8,498
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,6]	4,400	4,405
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.544% 2019[3,4,6]	11,970	11,652
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[6]	5,185	5,269
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[6]	12,000	12,093
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[6]	14,485	14,608
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 1.837% 2020[3,4,6,8]	41,750	41,761
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.189% 2021[3,4,6,8]	30,365	30,364
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[6]	461	461
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[6]	9,670	9,663
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[6]	9,900	9,906
Chase Issuance Trust, Series 2013-A7, Class A, 0.637% 2020[4,6]	11,955	11,950
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.619% 2026[3,4,6]	13,959	13,938
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,6]	4,920	4,919
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,6]	5,000	5,011
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,6]	3,850	3,863
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019[6]	7,520	7,534
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.345% 2020[4,6]	13,590	13,841
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.957% 2033[4,6]	808	807
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[6]	1,010	1,023
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,6]	1,336	1,346
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,6]	1,968	1,968
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,6]	4,000	3,999
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,6]	3,125	3,150
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,6]	2,395	2,419
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.387% 2035[4,6]	5,697	5,209
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.347% 2037[4,6]	7,414	6,752
The Bond Fund of America — Page 28 of 44

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.357% 2037[4,6]	$11,120	$10,114
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.557% 2020[4,6]	9,970	9,940
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[6]	10,970	11,193
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[6]	13,500	13,545
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[3,6]	3,195	3,195
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,6]	19,930	19,939
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,6]	8,635	8,598
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,6]	16,700	16,803
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,6]	14,815	14,833
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.539% 2023[3,4,6]	10,000	9,973
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,6]	7,201	7,195
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[6]	6,000	6,002
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.354% 2019[3,4,6]	4,545	4,531
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,6]	3,680	3,738
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,6]	24,110	24,219
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,6]	9,165	9,322
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,6]	26,290	26,749
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[6]	10,890	10,899
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[6]	612	633
Henderson Receivables LLC, Series 2015-2A, Class A, 3.87% 2058[3,6]	2,525	2,578
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[3,6]	7,389	7,401
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 2077[3,6]	4,854	4,911
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.603% 2028[3,4,6]	9,803	9,810
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,6]	11,075	11,073
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3,6]	7,083	7,125
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,6]	30,500	30,448
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,6]	20,595	20,589
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[6,8,11]	45,483	45,490
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class B, 3.52% 2021[6,8,11]	1,939	1,927
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,6]	3,255	3,222
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.124% 2035[4,6]	5,923	5,649
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 2017[6]	6,590	6,590
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[6]	11,880	11,868
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[6]	9,180	9,179
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[6]	104	104
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.354% 2037[4,6]	5,795	5,167
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.657% 2033[4,6]	1,327	1,301
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[6]	599	618
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040[6]	307	322
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040[6]	1,008	1,069
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.587% 2023[3,4,6]	18,965	18,917
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.604% 2023[3,4,6]	35,000	34,965
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[3,6,8]	21,000	20,985
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[6]	10,700	10,689
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 0.874% 2035[4,6]	3,286	3,222
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.707% 2021[3,4,6]	3,054	3,047
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.687% 2022[3,4,6]	1,989	1,986
Navient Student Loan Trust, Series 2015-2, Class A-3, 0.764% 2040[4,6]	2,045	1,992
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.549% 2023[3,4,6]	14,243	14,188
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.577% 2025[3,4,6]	27,500	27,253
Ocwen Master Advance Receivable Trust, Series 2015-1, Class AT-1, 2.5365% 2046[3,6,8]	2,925	2,920
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,6]	4,000	4,029
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035[6]	900	941
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035[6]	721	777
The Bond Fund of America — Page 29 of 44

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,6]	$7,500	$7,525
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,6]	12,750	12,810
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[3,6]	10,855	10,925
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034[6]	954	977
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.324% 2036[4,6]	826	733
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[6]	944	951
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82% 2017[6]	107	107
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[6]	6,000	5,994
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[6]	10,620	10,618
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[6]	5,400	5,413
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[6]	889	892
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[6]	349	351
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[6]	278	279
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[6]	1,975	1,975
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[6]	3,860	3,882
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[6]	4,465	4,496
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[6]	1,175	1,202
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[6]	11,170	11,194
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[6]	2,300	2,320
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[6]	11,450	11,549
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 0.795% 2017[4,6]	5,341	5,332
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.807% 2022[3,4,6]	2,745	2,740
SLM Student Loan Trust, Series 2003-10, Class A-4, 1.136% 2039[3,4,6]	£1,160	1,516
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[3,6]	$1,400	1,391
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[3,6]	6,807	6,825
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.244% 2035[3,4,6]	8,838	8,720
Solarcity LMC Series LLC, Series 2015-1, Class A, 4.18% 2045[3,6,8]	4,942	4,809
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.947% 2030[4,6]	3,600	3,543
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.197% 2033[4,6]	10,000	9,596
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.697% 2035[4,6]	2,650	2,328
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,6]	4,315	4,322
Trade Maps Ltd., 2013-1-A-A, 0.903% 2018[3,4,6]	14,685	14,694
Trade Maps Ltd., 2013-1-A-B, 1.453% 2018[3,4,6]	2,900	2,893
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028[6]	1,987	2,072
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[6]	6,735	7,092
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027[6]	1,985	2,049
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032[6]	3,000	3,218
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024[6]	746	753
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032[6]	696	732
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[6]	13,500	13,441
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,6]	3,685	3,683
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[3,6]	6,750	6,821
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[3,6]	7,875	7,911
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.687% 2022[4,6]	1,600	1,598
World Financial Network Credit Card Master Note Trust, Series 2015-B, Class A, 2.55% 2024[6]	13,500	13,719
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[6]	6,935	6,946
		1,208,514
Bonds & notes of governments & government agencies outside the U.S. 2.71%
Argentina (Republic of) 7.00% 2015	10,300	10,248
Argentina (Republic of) 7.00% 2017	5,350	5,229
Armenia (Republic of) 7.15% 2025[3]	4,810	4,561
Australian Government, Series 133, 5.50% 2023	A$5,000	4,248
Bermuda Government 5.603% 2020[3]	$4,075	4,544
Bermuda Government 5.603% 2020	3,940	4,393
The Bond Fund of America — Page 30 of 44

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Bermuda Government 4.138% 2023[3]	$1,700	$1,700
Bermuda Government 4.854% 2024[3]	17,006	17,856
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	10,470	10,523
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	8,180	8,837
Caisse d’Amortissement de la Dette Sociale 1.875% 2022[3]	5,000	4,964
City of Buenos Aires Argentina 8.95% 2021[6]	1,000	1,032
Colombia (Republic of) Global 4.50% 2026	19,800	19,330
Dominican Republic 7.50% 2021[6]	950	1,019
Dominican Republic 5.875% 2024[6]	1,640	1,619
Dominican Republic 5.50% 2025[3]	11,880	11,524
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	4,100	4,123
FMS Wertmanagement 1.125% 2016	4,050	4,075
FMS Wertmanagement 1.00% 2017	4,400	4,407
FMS Wertmanagement 1.625% 2018	6,400	6,499
Gabonese Republic 6.375% 2024[3,6]	2,829	2,353
German Government 0.101% 2026[2]	€35,186	41,542
Hungarian Government 6.25% 2020	$4,000	4,505
Hungarian Government 5.375% 2023	5,900	6,435
India (Republic of) 8.83% 2023	INR387,200	6,226
India (Republic of) 8.60% 2028	3,564,300	57,036
India (Republic of) 9.20% 2030	313,800	5,291
Indonesia (Republic of) 7.875% 2019	IDR123,300,000	8,013
Indonesia (Republic of) 3.75% 2022	$14,755	14,090
Indonesia (Republic of) 3.375% 2023	9,950	9,104
Indonesia (Republic of) 4.125% 2025[3]	16,300	15,305
Indonesia (Republic of) 7.75% 2038	3,400	4,007
Instituto de Credito Oficial 1.125% 2016[3]	8,000	8,006
Inter-American Development Bank 4.375% 2044	11,500	13,911
Iraq (Republic of) 5.80% 2028[6]	5,150	3,571
Ivory Coast Government 6.375% 2028[3,6]	9,350	8,298
Japan Bank for International Cooperation 3.00% 2024	9,330	9,754
Japanese Government, Series 19, 0.10% 2024[2]	¥12,200,000	108,134
Japanese Government, Series 42, 1.70% 2044	720,000	6,478
Kazakhstan (Republic of) 5.125% 2025[3]	$2,250	2,177
Kazakhstan (Republic of) 6.50% 2045[3]	2,250	2,122
Kenya (Republic of) 6.875% 2024[3]	12,000	10,932
KfW 2.00% 2022	4,325	4,322
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	9,098
Morocco Government 4.25% 2022	5,400	5,454
Morocco Government 5.50% 2042	10,200	10,174
Municipality Finance PLC 1.125% 2018[3]	4,900	4,905
Nigeria (Republic of) 5.125% 2018[3]	4,900	4,722
Nigeria (Republic of) 6.375% 2023	4,290	3,816
Panama (Republic of) Global 3.75% 2025	1,200	1,164
Peru (Republic of) 8.375% 2016	1,115	1,160
Peru (Republic of) 5.625% 2050	8,745	9,073
Polish Government 2.75% 2023[2]	PLN34,568	10,024
Province of Ontario 3.20% 2024	$10,000	10,515
Queensland Treasury Corp. 4.75% 2025	A$10,000	7,956
Republic of Honduras 8.75% 2020	$6,075	6,758
Republic of Honduras 7.50% 2024[6]	3,000	3,142
Slovenia (Republic of) 5.50% 2022	19,160	21,589
Slovenia (Republic of) 5.85% 2023	15,500	17,787
Slovenia (Republic of) 5.85% 2023[3]	2,750	3,156
Slovenia (Republic of) 5.25% 2024	5,810	6,413
The Bond Fund of America — Page 31 of 44

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
South Africa (Republic of) 5.50% 2020	$6,550	$6,978
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR112,000	6,066
Spanish Government 5.15% 2044	€16,700	26,401
Swedish Export Credit Corp. 2.875% 2023[3]	$9,000	9,042
Turkey (Republic of) 4.557% 2018[3]	1,195	1,243
Turkey (Republic of) 3.00% 2021[2]	TRY2,813	911
Turkey (Republic of) 5.625% 2021	$5,200	5,440
Turkey (Republic of) 4.25% 2026	7,700	7,021
Turkey (Republic of) 8.00% 2034	1,250	1,514
Turkey (Republic of) 6.00% 2041	2,820	2,757
United Mexican States Government, Series M, 6.50% 2021	MXN83,800	5,216
United Mexican States Government 4.50% 2025[2]	348,997	23,391
United Mexican States Government 4.00% 2040[2]	16,467	1,032
United Mexican States Government Global, Series A, 5.125% 2020	$1,250	1,378
United Mexican States Government Global, Series A, 4.00% 2023	8,000	8,168
United Mexican States Government Global 3.60% 2025	16,850	16,597
United Mexican States Government Global 5.55% 2045	10,000	10,300
United Mexican States Government Global 4.60% 2046	10,000	8,937
Zambia (Republic of) 5.375% 2022	3,500	2,506
Zambia (Republic of) 8.97% 2027[3,6]	5,220	4,150
		768,297
Municipals 2.30%
State of Alabama, Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	5,000	5,349
State of California, Various Purpose G.O. Bonds, 5.25% 2032	10,000	12,036
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F1, 5.00% 2054	10,000	10,956
State of California, Various Purpose G.O. Bonds, 5.00% 2024	4,100	5,070
State of California, Various Purpose G.O. Bonds, 5.00% 2033	4,000	4,631
State of California, Various Purpose G.O. Bonds, 7.50% 2034	4,240	5,959
State of California, Various Purpose G.O. Bonds, 7.30% 2039[6]	1,000	1,386
State of California, Various Purpose G.O. Bonds, 7.35% 2039	1,335	1,867
State of California, Various Purpose G.O. Bonds, 7.55% 2039	2,000	2,898
State of California, Various Purpose G.O. Bonds, 7.60% 2040	20,710	30,468
State of California, Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	38,300	42,282
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.30% 2038 (put 2017)[4]	2,400	2,388
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 2.203% 2018	10,000	10,153
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 3.139% 2020	6,900	7,122
State of California, Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2014-A, 5.00% 2039	10,000	11,279
State of California, Sacramento County Sanitation Districts Fncg. Auth., Rev. Bonds (Sacramento Regional County Sanitation Dist.), Series 2014-A, 5.00% 2044	5,000	5,685
State of California, Regents of the University of California, General Rev. Bonds, Series 2014-AN, 4.765% 2044	2,600	2,738
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,000	2,136
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	26,550	27,183
State of Georgia, Municipal Electric Auth Bonds (Plant Vogtle Units 3 & 4 Project J), Series 2015-A, 5.00% 2060	6,300	6,655
State of Georgia, Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2014-B, 0.97% 2035 (put 2020)[4]	5,000	4,952
The Bond Fund of America — Page 32 of 44

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Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Illinois, Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	$15,000	$16,081
State of Illinois, Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	15,071
State of Illinois, Fin. Auth., Rev. Bonds (University of Chicago), Series 2012-A, 5.00% 2051	5,000	5,346
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	2,000	2,129
State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	17,900	18,032
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[6]	655	630
State of Illinois, Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.02% 2050 (put 2025)[4]	4,650	4,618
State of Illinois, Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	10,000	2,038
State of Illinois, Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2044	8,500	9,255
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,700	1,796
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	4,000	4,222
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,940	4,124
State of Maryland, Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	755	805
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	670	719
State of Michigan, Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,054
State of Michigan, Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, 0.944% 2030[4,6]	7,356	7,287
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,635	1,667
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	750	810
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[6]	6,160	5,959
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,730	5,118
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,000	1,078
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,400	1,487
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,325	1,382
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	1,260	1,301
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	475	492
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	345	353
State of New Jersey, Econ. Dev. Auth., School Facs. Contruction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	18,000	18,122
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,416
State of New Mexico, City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	7,750	7,778
State of New York, Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	10,000	11,164
State of New York, Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	4,660	5,186
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	4,750	5,440
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 5.00% 2044	15,690	17,378
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	10,000	11,085
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	22,277
State of New York, City of New York, G.O. Bonds, Series 2014-A, 5.00% 2024	8,000	9,797
The Bond Fund of America — Page 33 of 44

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Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2038	$14,500	$16,548
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012 Series CC, 5.00% 2045	10,000	11,056
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014 Series BB, 5.00% 2046	11,100	12,395
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,685	1,776
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	10,000	8,323
State of Ohio, Higher Education G.O. Ref. Bonds, Series 2015-A, 5.00% 2024	28,760	35,627
State of Ohio, Turnpike Rev. Ref. Bonds, Series 2013-A-1, 5.00% 2048	4,000	4,358
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.71% 2029[4]	7,665	5,559
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	935	890
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	2,100	1,982
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	2,300	2,171
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	3,195	3,462
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	4,300	4,642
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,105	1,155
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	760	799
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	2,500	2,694
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	920	982
State of Tennessee, Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,350	1,441
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	2,000	2,166
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	10,000	11,207
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	10,000	10,922
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	7,045
State of Texas, Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	15,510	17,692
State of Washington, Various Purpose G.O. Ref. Bonds, Series R-2015-E, 5.00% 2024	19,370	23,839
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	8,000	8,132
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	10,000	9,987
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,750	2,950
State of Wyoming, Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	1,000	1,087
		650,577
Federal agency bonds & notes 1.57%
CoBank, ACB 7.875% 2018[3]	23,615	27,063
CoBank, ACB 0.937% 2022[3,4]	29,725	27,867
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[6]	4,538	4,654
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[6]	2,473	2,528
Fannie Mae 5.375% 2016	10,420	10,828
Fannie Mae 2.625% 2024	40,305	41,305
Fannie Mae 7.125% 2030	3,900	5,846
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	5,000	5,333
Federal Farm Credit Banks 0.249% 2017[4]	21,501	21,522
The Bond Fund of America — Page 34 of 44

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Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Farm Credit Banks 0.257% 2017[4]	$26,250	$26,263
Federal Home Loan Bank 2.125% 2016	18,860	19,088
Federal Home Loan Bank 2.75% 2018	16,635	17,439
Federal Home Loan Bank 3.375% 2023	28,050	30,346
Federal Home Loan Bank 5.50% 2036	600	795
Freddie Mac 1.25% 2019	43,500	43,340
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,569
Private Export Funding Corp. 3.55% 2024	26,425	28,595
Tennessee Valley Authority 1.875% 2022	23,750	23,695
Tennessee Valley Authority 4.65% 2035	4,000	4,625
Tennessee Valley Authority 5.25% 2039	21,250	26,574
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,746
Tennessee Valley Authority, Series B, 3.50% 2042	25,113	24,032
TVA Southaven 3.846% 2033[6]	3,072	3,214
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	14,000	14,262
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,600	8,998
United States Agency for International Development, Ukraine, 1.844% 2019	6,930	7,043
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	2,301	2,328
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[6]	3,978	4,186
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[6]	4,438	4,796
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[6]	1,605	1,724
		445,604
Total bonds, notes & other debt instruments (cost: $27,773,737,000)		28,023,122
Convertible stocks 0.03% Industrials 0.03%	Shares
CEVA Group PLC, Series A-1, 3.321% convertible preferred[8,11]	9,732	8,029
CEVA Group PLC, Series A-2, 2.321% convertible preferred[8,11]	2,575	1,545
Total convertible stocks (cost: $13,570,000)		9,574
Preferred securities 0.02% U.S. government agency securities 0.02%
CoBank, ACB, Class E, noncumulative[3]	6,250	4,295
Total preferred securities (cost: $5,820,000)		4,295
Common stocks 0.06% Industrials 0.02%
CEVA Group PLC[3,8,12]	12,179	7,307
Atrium Corp.[3,8,12]	985	1
		7,308
Health care 0.01%
Rotech Healthcare Inc.[8,12]	342,069	2,384
The Bond Fund of America — Page 35 of 44

unaudited
Common stocks Energy 0.00%	Shares	Value (000)
Gener8 Maritime, Inc.[12]	1,716	$19
Miscellaneous 0.03%
Other common stocks in initial period of acquisition		7,481
Total common stocks (cost: $57,601,000)		17,192
Rights & warrants 0.00% Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[3,8,12]	2,654	—
Total rights & warrants (cost: $672,000)		—
Short-term securities 3.35%	Principal amount (000)
Chevron Corp. 0.19% due 11/23/2015[3]	$43,300	43,289
Coca-Cola Co. 0.40% due 1/26/2016[3]	22,800	22,785
Estée Lauder Companies Inc. 0.13%–0.17% due 10/19/2015–10/27/2015[3]	50,000	49,995
Fannie Mae 0.14%–0.23% due 12/16/2015–1/14/2016	70,400	70,395
Federal Farm Credit Banks 0.20%–0.22% due 2/4/2016–3/10/2016	64,400	64,375
Federal Home Loan Bank 0.11%–0.29% due 11/23/2015–4/12/2016	355,600	355,528
Freddie Mac 0.21% due 1/8/2016	75,000	74,992
General Electric Capital Corp. 0.28% due 10/6/2015	25,000	24,999
Jupiter Securitization Co., LLC 0.30%–0.32% due 11/3/2015–11/25/2015[3]	125,000	124,963
Pfizer Inc 0.16% due 11/19/2015[3]	50,000	49,993
Qualcomm Inc. 0.13% due 10/14/2015[3]	46,400	46,398
Walt Disney Co. 0.17% due 10/21/2015[3]	19,900	19,899
Total short-term securities (cost: $947,319,000)		947,611
Total investment securities 102.44% (cost: $28,798,719,000)		29,001,794
Other assets less liabilities (2.44)%		(691,144)
Net assets 100.00%		$28,310,650
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $328,288,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Canadian dollars	10/26/2015	Bank of America, N.A.	C$37,607	$28,300	$(123)
Mexican pesos	10/9/2015	Bank of New York Mellon	MXN74,682	$4,341	74
					$(49)
The Bond Fund of America — Page 36 of 44

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	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	10/21/2015	Bank of America, N.A.	$12,151	A$17,000	$233
British pounds	10/5/2015	Bank of America, N.A.	$5,971	£3,900	71
British pounds	10/19/2015	UBS AG	$4,703	£3,065	67
British pounds	10/19/2015	Bank of New York Mellon	$1,841	£1,200	26
Danish kroner	10/15/2015	HSBC Bank	$17,994	DKr120,000	17
Danish kroner	10/23/2015	HSBC Bank	$45,215	DKr303,000	(186)
Euros	10/19/2015	HSBC Bank	$40,155	€35,500	475
Euros	11/10/2015	Bank of America, N.A.	$2,462	€2,200	2
Indian rupees	10/23/2015	JPMorgan Chase	$17,804	INR1,177,300	(54)
Indian rupees	12/8/2015	UBS AG	$29,487	INR2,000,000	(593)
Japanese yen	10/20/2015	UBS AG	$5,964	¥715,000	3
Japanese yen	10/20/2015	Citibank	$52,397	¥6,315,000	(257)
Japanese yen	10/23/2015	UBS AG	$25,265	¥3,030,000	1
Japanese yen	11/4/2015	Citibank	$27,117	¥3,250,000	14
Mexican pesos	10/27/2015	UBS AG	$26,786	MXN465,000	(657)
Mexican pesos	11/23/2015	Barclays Bank PLC	$7,435	MXN123,995	133
					$(705)
Forward currency contracts — net					$(754)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $18,842,063,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 9/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.796%	9/24/2016	$180,000	$(529)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7875	9/29/2016	225,550	(642)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.644	10/27/2016	80,000	(112)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425	10/30/2016	70,000	(95)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.896	12/31/2016	300,000	(1,251)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.912	3/4/2017	135,000	582
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1875	3/29/2017	75,000	(331)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8975	7/1/2017	273,000	983
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8875	7/2/2017	742,000	2,538
Receive	LCH.Clearnet	3-month USD-LIBOR	0.827	7/10/2017	360,000	835
Receive	LCH.Clearnet	3-month USD-LIBOR	0.924	7/15/2017	240,000	960
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8965	8/24/2017	400,000	1,252
Receive	LCH.Clearnet	3-month USD-LIBOR	0.874	9/2/2017	240,000	617
Receive	LCH.Clearnet	3-month USD-LIBOR	0.865	9/3/2017	278,000	662
Receive	CME Group Inc.	28-day MXN Equilibrium Interbank Interest Rate	4.435	9/7/2017	MXN2,200,000	275
Pay	LCH.Clearnet	3-month USD-LIBOR	0.8015	9/29/2017	$70,000	(65)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.322	1/14/2018	60,000	(675)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.121	9/16/2018	240,000	941
Receive	LCH.Clearnet	3-month USD-LIBOR	1.1945	9/21/2018	205,000	1,234
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0865	9/22/2018	100,000	(285)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0265	10/1/2018	358,000	(337)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9915	10/2/2018	245,000	—
The Bond Fund of America — Page 37 of 44

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Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 9/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0085%	10/2/2018	$320,000	$—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.515	6/4/2019	100,000	1,359
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	202,700	4,753
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	126,700	2,998
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	50,600	1,190
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	96,000	2,363
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	100,000	2,366
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	128,000	2,893
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	124,000	2,805
Receive	LCH.Clearnet	3-month USD-LIBOR	1.956	9/24/2019	40,000	1,180
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	120,000	3,386
Receive	LCH.Clearnet	3-month USD-LIBOR	1.925	9/29/2019	160,000	4,495
Receive	LCH.Clearnet	3-month USD-LIBOR	1.664	10/27/2019	100,000	1,783
Receive	LCH.Clearnet	3-month USD-LIBOR	1.669	10/28/2019	175,000	3,155
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	80,000	1,769
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6195	1/9/2020	60,000	908
Receive	LCH.Clearnet	3-month USD-LIBOR	1.472	2/6/2020	75,000	632
Receive	LCH.Clearnet	3-month USD-LIBOR	1.578	2/10/2020	50,000	644
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	140,000	2,261
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	2/17/2020	119,000	1,953
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6455	2/17/2020	124,000	1,942
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	40,000	824
Receive	LCH.Clearnet	3-month USD-LIBOR	1.638	2/27/2020	124,000	1,885
Pay	LCH.Clearnet	3-month USD-LIBOR	1.725	3/4/2020	60,000	(1,137)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	445,000	6,132
Receive	LCH.Clearnet	3-month USD-LIBOR	1.477	4/8/2020	175,000	1,327
Receive	LCH.Clearnet	3-month USD-LIBOR	1.648	5/5/2020	38,000	562
Receive	LCH.Clearnet	3-month USD-LIBOR	1.666	5/26/2020	250,000	3,812
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6275	6/2/2020	100,000	1,336
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802	6/9/2020	273,200	5,811
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8315	6/10/2020	100,000	2,261
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86375	6/11/2020	100,000	2,409
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86	6/19/2020	95,000	2,263
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	140,000	2,898
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	62,100	1,345
Receive	LCH.Clearnet	3-month USD-LIBOR	1.872	6/30/2020	32,000	781
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7735	7/1/2020	119,500	2,360
Receive	LCH.Clearnet	3-month USD-LIBOR	1.76327	7/1/2020	75,000	1,446
Receive	LCH.Clearnet	3-month USD-LIBOR	1.782	7/6/2020	115,000	2,313
Receive	LCH.Clearnet	3-month USD-LIBOR	1.66924	7/10/2020	350,000	5,183
Receive	LCH.Clearnet	3-month USD-LIBOR	1.598	9/3/2020	170,000	1,766
Receive	LCH.Clearnet	3-month USD-LIBOR	1.582	9/4/2020	600,000	5,766
Receive	LCH.Clearnet	3-month USD-LIBOR	1.605	9/4/2020	120,000	1,286
Pay	LCH.Clearnet	3-month USD-LIBOR	1.578	9/10/2020	5,000	(47)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6015	9/14/2020	67,000	695
Receive	LCH.Clearnet	3-month USD-LIBOR	1.594	9/17/2020	100,000	996
Pay	LCH.Clearnet	3-month USD-LIBOR	1.6485	9/21/2020	63,000	(789)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.648	9/21/2020	145,000	(1,813)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.5005	9/25/2020	100,000	528
Receive	LCH.Clearnet	3-month USD-LIBOR	1.498	9/25/2020	100,000	516
Receive	LCH.Clearnet	3-month USD-LIBOR	1.4985	9/25/2020	62,500	324
Receive	LCH.Clearnet	3-month USD-LIBOR	1.493	9/25/2020	62,500	307
The Bond Fund of America — Page 38 of 44

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 9/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.279%	3/14/2021	$20,000	$(856)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1892	8/13/2021	50,000	(1,844)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.1495	7/6/2022	30,000	931
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9605	8/5/2022	70,000	(1,273)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.8	9/2/2022	785,000	4,074
Receive	LCH.Clearnet	3-month USD-LIBOR	2.75	9/2/2022	785,000	3,352
Receive	LCH.Clearnet	3-month USD-LIBOR	1.924	9/4/2022	90,000	1,361
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9135	9/8/2022	120,000	1,725
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8605	9/22/2022	75,000	(796)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.80575	9/24/2022	105,000	(718)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.826	9/25/2022	105,000	(861)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.79	9/28/2022	76,000	438
Pay	LCH.Clearnet	3-month USD-LIBOR	1.828	9/29/2022	76,000	(631)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.798	9/30/2022	63,000	394
Receive	LCH.Clearnet	3-month USD-LIBOR	1.695	10/2/2022	110,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(2,583)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.942	1/24/2024	15,000	(1,280)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.82125	4/11/2024	97,000	(7,356)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.736	4/17/2024	20,000	(1,379)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.633	5/23/2024	9,330	(564)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(3,129)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.661	6/27/2024	12,000	(751)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	54,000	(3,471)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(442)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.645	9/29/2024	51,125	(3,105)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.415	10/27/2024	40,000	(1,646)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.091	1/9/2025	35,000	(425)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.138	1/12/2025	5,000	(81)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0885	1/13/2025	3,000	(36)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9615	1/16/2025	6,000	(5)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.92	1/20/2025	3,000	9
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8895	2/2/2025	54,000	322
Pay	LCH.Clearnet	3-month USD-LIBOR	1.902	2/2/2025	10,000	49
Pay	LCH.Clearnet	3-month USD-LIBOR	2.146	2/17/2025	50,000	(810)
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5327	3/4/2025	¥6,100,000	(299)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.166	3/19/2025	$20,000	(351)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.255	5/20/2025	150,000	(3,687)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4575	7/2/2025	20,000	(848)
Receive	LCH.Clearnet	6-month EURIBOR	0.9053	8/26/2025	€20,000	(104)
Pay	CME Group Inc.	28-day MXN Equilibrium Interbank Interest Rate	6.385	9/1/2025	MXN540,000	(4)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2165	9/8/2025	$80,000	(1,544)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2245	9/10/2025	97,000	(1,941)
Pay	CME Group Inc.	28-day MXN Equilibrium Interbank Interest Rate	6.475	9/12/2025	MXN525,000	(220)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.1125	9/28/2025	$25,000	234
Receive	LCH.Clearnet	3-month USD-LIBOR	2.069	9/30/2025	8,000	42
Pay	LCH.Clearnet	3-month USD-LIBOR	2.97125	9/2/2030	175,000	(2,245)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.005	9/2/2030	175,000	(2,737)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.4275	4/11/2034	72,000	11,593
Receive	LCH.Clearnet	3-month USD-LIBOR	3.51	4/23/2044	15,000	3,175
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	70,000	(12,297)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	24,000	(3,537)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	25,000	(3,849)
The Bond Fund of America — Page 39 of 44

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 9/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035%	10/30/2044	$3,000	$(332)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	33,000	(1,278)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.476	1/9/2045	15,000	165
Pay	LCH.Clearnet	3-month USD-LIBOR	2.544	1/12/2045	3,000	(11)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4935	1/13/2045	3,000	22
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3505	1/20/2045	3,000	115
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	15,000	606
Pay	LCH.Clearnet	3-month USD-LIBOR	2.38452	4/27/2045	13,500	424
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3942	4/28/2045	9,500	278
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	5/5/2045	9,500	(7)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.717	5/26/2045	45,000	(1,861)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.625	6/2/2045	9,000	(190)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	45,000	(4,131)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9025	7/2/2045	9,000	(739)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.978	7/6/2045	26,000	(2,569)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.8115	7/9/2045	9,500	591
Pay	LCH.Clearnet	3-month USD-LIBOR	2.82049	7/10/2045	55,000	(3,529)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.943	7/17/2045	40,000	(3,647)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.6915	8/6/2045	25,000	892
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6995	9/2/2045	40,000	(1,495)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7055	9/2/2045	50,000	(1,936)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.684	9/3/2045	30,000	(1,018)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6605	9/4/2045	25,000	(719)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6785	9/4/2045	60,000	(1,964)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7135	9/4/2045	60,000	(2,428)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.684	9/15/2045	20,500	696
Receive	LCH.Clearnet	6-month EURIBOR	1.6568	9/18/2045	€26,000	966
						$41,633
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $103,979,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2015 (000)
CDX North American Investment Grade Index Series 25	Intercontinental Exchange, Inc.	1.00%	12/20/2020	$110,000	$604
CDX North American High Yield Index Series 24	Intercontinental Exchange, Inc.	5.00	6/20/2020	173,250	5,199
CDX North American High Yield Index Series 25	Intercontinental Exchange, Inc.	5.00	12/20/2020	175,000	(438)
					$5,365

The Bond Fund of America — Page 40 of 44

unaudited
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $153,015,000, which represented .54% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,530,290,000, which represented 12.47% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $31,701,000, which represented .11% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $235,895,000, which represented .83% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased on a TBA basis.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015-9/30/2015	$45,480	$45,490.16%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class B, 3.52% 2021	4/7/2015-9/30/2015	1,934	1,927.01
CEVA Group PLC, Series A-1, 3.321% convertible preferred	5/2/2013	9,867	8,029.03
CEVA Group PLC, Series A-2, 2.321% convertible preferred	3/10/2010-1/23/2012	3,703	1,545.00
Total private placement securities		$60,984	$56,991.20%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Bond Fund of America — Page 41 of 44

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Bond Fund of America — Page 42 of 44

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$9,384,120	$—	$9,384,120
Corporate bonds & notes	—	7,832,547	19,859	7,852,406
Mortgage-backed obligations	—	7,713,604	—	7,713,604
Asset-backed obligations	—	1,208,514	—	1,208,514
Bonds & notes of governments & government agencies outside the U.S.	—	768,297	—	768,297
Municipals	—	650,577	—	650,577
Federal agency bonds & notes	—	445,604	—	445,604
Convertible stocks	—	9,574	—	9,574
Preferred securities	—	4,295	—	4,295
Common stocks	5,402	7,307	4,483	17,192
Short-term securities	—	947,611	—	947,611
Total	$5,402	$28,972,050	$24,342	$29,001,794

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,116	$—	$1,116
Unrealized appreciation on interest rate swaps	—	145,300	—	145,300
Unrealized appreciation on credit default swaps	—	5,803	—	5,803
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,870)	—	(1,870)
Unrealized depreciation on interest rate swaps	—	(103,667)	—	(103,667)
Unrealized depreciation on credit default swaps	—	(438)	—	(438)
Total	$—	$46,244	$—	$46,244
*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$511,953
Gross unrealized depreciation on investment securities	(343,159)
Net unrealized appreciation on investment securities	168,794
Cost of investment securities	28,833,000

The Bond Fund of America — Page 43 of 44

unaudited
Key to abbreviations and symbols
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
A$ = Australian dollars
C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
JPY/¥ = Japanese yen
MXN = Mexican pesos
PLN = Polish zloty
TRY = Turkish lira
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-008-1115O-S49161	The Bond Fund of America — Page 44 of 44

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: November 27, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 27, 2015